United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-10-31

Date of Reporting Period: 2024-10-31

Item 1.	Reports to Stockholders

Federated Hermes California Municipal Cash Trust

Capital Shares | CCCXX

Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$39	0.38%

Key Fund Statistics

Net Assets	$1,517,992,645
Number of Investments	145
Total Advisory Fees Paid	$2,008,840

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
57.4%
Commerical Paper
35.1%
Municipal Notes
7.2%

Value	Value
Municipal Notes	7.2%
Commerical Paper	35.1%
Variable Rate Demand Instruments	57.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	3.8%
91-180 Days	6.0%
31-90 Days	31.6%
8-30 Days	5.5%
1-7 Days	52.8%

Annual Shareholder Report

Federated Hermes California Municipal Cash Trust

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919502

29366-E (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes California Municipal Cash Trust

Cash II Shares | CALXX

Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$69	0.68%

Key Fund Statistics

Net Assets	$1,517,992,645
Number of Investments	145
Total Advisory Fees Paid	$2,008,840

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	7.2%
Commerical Paper	35.1%
Variable Rate Demand Instruments	57.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	3.8%
91-180 Days	6.0%
31-90 Days	31.6%
8-30 Days	5.5%
1-7 Days	52.8%

Annual Shareholder Report

Federated Hermes California Municipal Cash Trust

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N179

29366-C (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes California Municipal Cash Trust

Cash Series Shares | CCSXX

Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$104	1.03%

Key Fund Statistics

Net Assets	$1,517,992,645
Number of Investments	145
Total Advisory Fees Paid	$2,008,840

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	7.2%
Commerical Paper	35.1%
Variable Rate Demand Instruments	57.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	3.8%
91-180 Days	6.0%
31-90 Days	31.6%
8-30 Days	5.5%
1-7 Days	52.8%

Annual Shareholder Report

Federated Hermes California Municipal Cash Trust

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919403

29366-D (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes California Municipal Cash Trust

Service Shares | CACXX

Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$54	0.53%

Key Fund Statistics

Net Assets	$1,517,992,645
Number of Investments	145
Total Advisory Fees Paid	$2,008,840

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	7.2%
Commerical Paper	35.1%
Variable Rate Demand Instruments	57.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	3.8%
91-180 Days	6.0%
31-90 Days	31.6%
8-30 Days	5.5%
1-7 Days	52.8%

Annual Shareholder Report

Federated Hermes California Municipal Cash Trust

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N351

29366-B (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes California Municipal Cash Trust

Wealth Shares | CAIXX

Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$28	0.28%

Key Fund Statistics

Net Assets	$1,517,992,645
Number of Investments	145
Total Advisory Fees Paid	$2,008,840

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	7.2%
Commerical Paper	35.1%
Variable Rate Demand Instruments	57.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	3.8%
91-180 Days	6.0%
31-90 Days	31.6%
8-30 Days	5.5%
1-7 Days	52.8%

Annual Shareholder Report

Federated Hermes California Municipal Cash Trust

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N369

29366-A (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Institutional Tax-Free Cash Trust

Institutional Shares | FFTXX

Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Institutional Tax-Free Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Key Fund Statistics

Net Assets	$2,684,941,816
Number of Investments	140
Total Advisory Fees Paid	$1,300,295

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
98.0%
Commerical Paper
2.0%

Value	Value
Commerical Paper	2.0%
Variable Rate Demand Instruments	98.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
1-7 Days	100.0%

Annual Shareholder Report

Federated Hermes Institutional Tax-Free Cash Trust

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, pursuant to the Rule 2a-7 Amendments, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective August 1, 2024, the Fund changed its policy for valuing its portfolio securities with remaining maturities of 60 days or less (“60 Day Securities”) from the “amortized cost” method to fair market value. The Fund now prices all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy streamlines the Fund’s operational processes impacted by certain components of the recent Rule 2a-7 Amendments and is not anticipated to have a material impact on the valuation of the Fund.

     Effective October 2, 2024, pursuant to the Rule 2a-7 Amendments, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day. The Fund is not required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed, which is anticipated to be the case under normal market conditions. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption. Also, effective October 2, 2024, Fund shares purchased and redeemed must be transmitted to the Fund on a gross basis (i.e., purchase orders must be transmitted separately from redemption orders).

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919486

29452-A (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Institutional Tax-Free Cash Trust

Premier Shares | FTFXX

Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Institutional Tax-Free Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Key Fund Statistics

Net Assets	$2,684,941,816
Number of Investments	140
Total Advisory Fees Paid	$1,300,295

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	2.0%
Variable Rate Demand Instruments	98.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
1-7 Days	100.0%

Annual Shareholder Report

Federated Hermes Institutional Tax-Free Cash Trust

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, pursuant to the Rule 2a-7 Amendments, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective August 1, 2024, the Fund changed its policy for valuing its portfolio securities with remaining maturities of 60 days or less (“60 Day Securities”) from the “amortized cost” method to fair market value. The Fund now prices all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy streamlines the Fund’s operational processes impacted by certain components of the recent Rule 2a-7 Amendments and is not anticipated to have a material impact on the valuation of the Fund.

     Effective October 2, 2024, pursuant to the Rule 2a-7 Amendments, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day. The Fund is not required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed, which is anticipated to be the case under normal market conditions. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption. Also, effective October 2, 2024, Fund shares purchased and redeemed must be transmitted to the Fund on a gross basis (i.e., purchase orders must be transmitted separately from redemption orders).

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N666

29452-B (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes New York Municipal Cash Trust

Cash II Shares | NYCXX

Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$78	0.77%

Key Fund Statistics

Net Assets	$448,228,243
Number of Investments	91
Total Advisory Fees Paid	$485,339

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
76.2%
Municipal Notes
18.0%
Commerical Paper
5.0%

Value	Value
Commerical Paper	5.0%
Municipal Notes	18.0%
Variable Rate Demand Instruments	76.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	12.4%
91-180 Days	2.2%
31-90 Days	9.3%
8-30 Days	6.9%
1-7 Days	68.4%

Annual Shareholder Report

Federated Hermes New York Municipal Cash Trust

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Rule 2a-7 Amendments”), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N310

29521-C (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes New York Municipal Cash Trust

Cash Series Shares | FNCXX

Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$103	1.02%

Key Fund Statistics

Net Assets	$448,228,243
Number of Investments	91
Total Advisory Fees Paid	$485,339

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	5.0%
Municipal Notes	18.0%
Variable Rate Demand Instruments	76.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	12.4%
91-180 Days	2.2%
31-90 Days	9.3%
8-30 Days	6.9%
1-7 Days	68.4%

Annual Shareholder Report

Federated Hermes New York Municipal Cash Trust

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Rule 2a-7 Amendments”), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919866

29521-D (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes New York Municipal Cash Trust

Service Shares | FNTXX

Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$55	0.54%

Key Fund Statistics

Net Assets	$448,228,243
Number of Investments	91
Total Advisory Fees Paid	$485,339

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	5.0%
Municipal Notes	18.0%
Variable Rate Demand Instruments	76.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	12.4%
91-180 Days	2.2%
31-90 Days	9.3%
8-30 Days	6.9%
1-7 Days	68.4%

Annual Shareholder Report

Federated Hermes New York Municipal Cash Trust

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Rule 2a-7 Amendments”), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N294

29521-B (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes New York Municipal Cash Trust

Wealth Shares | NISXX

Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$33	0.32%

Key Fund Statistics

Net Assets	$448,228,243
Number of Investments	91
Total Advisory Fees Paid	$485,339

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	5.0%
Municipal Notes	18.0%
Variable Rate Demand Instruments	76.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	12.4%
91-180 Days	2.2%
31-90 Days	9.3%
8-30 Days	6.9%
1-7 Days	68.4%

Annual Shareholder Report

Federated Hermes New York Municipal Cash Trust

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Rule 2a-7 Amendments”), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919858

29521-A (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $418,856

Fiscal year ended 2023 - $417,672

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $8,925

Fiscal year ended 2023- Audit consent fee for N-1A filings.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $5,975 and $0 respectively. Fiscal year ended 2024- Audit consent fee for N-14 merger document and travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $235,511

Fiscal year ended 2023 - $281,416

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX	Cash Series | CCSXX	Capital | CCCXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.7%
		California—99.7%
$ 5,135,000		Alisal, CA Union School District, Tender Option Trust Bond Certificates (Series 2024-XF1715) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.250%, 11/7/2024	$ 5,135,000
3,900,000		Bay Area Toll Authority, CA, (2024 Series I) Daily VRDNs, (TD Bank, N.A. LOC), 3.100%, 11/1/2024	3,900,000
12,300,000		BlackRock California Municipal Income Trust, (Series W-7) Weekly VRDPs, (Barclays Bank PLC LIQ), 3.360%, 11/7/2024	12,300,000
12,700,000		Blackrock Muniholdings California Quality Fund, (Series W-7) Weekly VRDPs, (Barclays Bank PLC LIQ), 3.360%, 11/7/2024	12,700,000
1,785,000		Burbank-Glendale-Pasadena Airport Authority, Tender Option Bond Trust Receipts (Series 2024-XF1708) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.290%, 11/7/2024	1,785,000
5,305,000		Burbank-Glendale-Pasadena Airport Authority, Tender Option Bond Trust Receipts (Series 2024-XF1719) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.340%, 11/7/2024	5,305,000
2,580,000		California Community Choice Financing Authority, (Series 2024-XG0584) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.270%, 11/7/2024	2,580,000
38,400,000		California Community Choice Financing Authority, Tender Option Bond Trust Certificates (Series 2023-XF3213) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.340%, 11/7/2024	38,400,000
2,000,000		California Community Choice Financing Authority, Tender Option Bond Trust Receipts (Series 2023-XM1138) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.270%, 11/7/2024	2,000,000
11,500,000		California Community Choice Financing Authority, Tender Option Bond Trust Receipts (Series 2024-XF1690) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.260%, 11/7/2024	11,500,000
2,665,000		California Community Choice Financing Authority, Tender Option Bond Trust Receipts (Series 2024-XM1191) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.270%, 11/7/2024	2,665,000
17,200,000		California Educational Facilities Authority (Stanford University), (Series S-4), CP, 3.480%, Mandatory Tender 1/10/2025	17,200,000
7,000,000		California Health Facilities Financing Authority (Adventist Health System/West), RBC Municipal Products (Series C-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.240%, 11/7/2024	7,000,000
33,320,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.490%, 11/7/2024	33,320,000
7,666,000		California Health Facilities Financing Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9099) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.440%, 11/7/2024	7,666,000
2,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 3.000%, Mandatory Tender 1/14/2025	2,000,000
10,600,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 2.950%, Mandatory Tender 1/7/2025	10,600,000
10,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 2.950%, Mandatory Tender 1/8/2025	10,000,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44), (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.390%, Optional Tender 11/1/2024	5,000,000
13,895,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	13,895,000
7,800,000		California HFA (Village at Hanford Square LLC), Tender Option Bond Trust Receipts (Series 2023-XF3115) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	7,800,000
19,300,000		California HFA Multi-Family (R Cap Avenue 34 LLC), BAML (3a-7) (Series 2023-BAML6010) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.260%, 11/7/2024	19,300,000
16,700,000		California HFA Multi-Family (San Regis LLC), BAML 3a-7 (Series 2023-BAML6002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.260%, 11/7/2024	16,700,000
18,140,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	18,140,000
26,935,000		California HFA, Tender Option Bond Trust Floater Certificates (Series 2022-XF3059) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	26,935,000
1,980,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 3.010%, 11/7/2024	1,980,000
7,745,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (Federal Home Loan Bank of San Francisco LOC), 4.000%, 11/1/2024	7,745,000
17,810,000		California Municipal Finance Authority (Aymium Williams Project), Morgan Stanley 3a-7 (Series 2024-MS0024), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.440%, Optional Tender 12/5/2024	17,810,000
15,000,000		California Municipal Finance Authority (Canoga Ave LP), BAML (3a-7) (Series 2023-BAML6004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.260%, 11/7/2024	15,000,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 4,000,000		California Municipal Finance Authority (Chula Vista Seniors), (2024 Series A), (United States Treasury GTD), 3.100%, Mandatory Tender 7/1/2025	$ 4,000,000
15,900,000		California Municipal Finance Authority (Martha Gardens Apartments), (2024 Series A-1), (United States Treasury GTD), 3.650%, Mandatory Tender 12/1/2024	15,900,000
9,975,000		California Municipal Finance Authority (Montague Parkway Associates LP), MIZUHO 3a-7 (2020-MIZ9041) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 11/1/2024	9,975,000
500,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020), (Waste Management Holdings, Inc. GTD), 3.950%, Mandatory Tender 12/2/2024	500,100
13,000,000		California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 12/2/2024	13,007,997
3,400,000		California PCFA (Johann Dairy), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 3.320%, 11/7/2024	3,400,000
1,000,000		California State Department of Water Resources, (Series 4), CP, 3.020%, Mandatory Tender 11/20/2024	1,000,000
3,164,000		California State Department of Water Resources, (Series 5), CP, 3.020%, Mandatory Tender 11/20/2024	3,164,000
7,916,000		California State Department of Water Resources, (Series 5), CP, 3.050%, Mandatory Tender 12/5/2024	7,916,000
10,000,000		California State Department of Water Resources, (Series 5), CP, 3.100%, Mandatory Tender 12/10/2024	10,000,000
3,600,000		California State Economic Development Financing Authority (Killion Industries, Inc.), (Series 1997) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.250%, 11/6/2024	3,600,000
7,061,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 2.750%, Mandatory Tender 2/5/2025	7,061,000
26,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 3.300%, Mandatory Tender 11/4/2024	26,000,000
3,450,000		California State, (Series 2011 A-5), CP, (U.S. Bank, N.A. LOC), 3.100%, Mandatory Tender 11/5/2024	3,450,000
4,500,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 3.050%, Mandatory Tender 11/4/2024	4,500,000
2,375,000		California State, Tender Option Bond Trust Certificates (Series 2023-XL0501) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.270%, 11/7/2024	2,375,000
1,705,000		California State, Tender Option Bond Trust Receipts (Series 2022-XF1415) Weekly VRDNs, (Toronto Dominion Bank LIQ), 3.270%, 11/7/2024	1,705,000
7,565,000		California Statewide Communities Development Authority (CVII-Ivy Hill LP), BAML (3a-7) (Series 2023-BAML6011) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.260%, 11/7/2024	7,565,000
7,500,000		California Statewide Communities Development Authority (Enloe Medical Center Obligated Group), Tender Option Bond Trust Certificates (Series 2022-XL0363) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.390%, 11/7/2024	7,500,000
3,045,000		California Statewide Communities Development Authority (John Muir Health), Tender Option Bond Trust Receipts (Series 2024-XF1731) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.260%, 11/7/2024	3,045,000
1,725,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.000%, Mandatory Tender 2/11/2025	1,725,000
8,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 2.950%, Mandatory Tender 1/14/2025	8,000,000
4,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 2.950%, Mandatory Tender 2/5/2025	4,000,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.150%, Mandatory Tender 2/11/2025	20,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 3.000%, Mandatory Tender 1/16/2025	10,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 3.050%, Mandatory Tender 2/12/2025	10,000,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 3.000%, Mandatory Tender 2/4/2025	9,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 3.000%, Mandatory Tender 2/11/2025	10,000,000
16,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 3.080%, Mandatory Tender 1/15/2025	16,000,000
30,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 3.050%, Mandatory Tender 11/19/2024	30,000,000
26,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-3), CP, 2.950%, Mandatory Tender 1/9/2025	26,000,000
19,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-3), CP, 3.000%, Mandatory Tender 1/7/2025	19,000,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 6,405,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 3.150%, Mandatory Tender 2/13/2025	$ 6,405,000
5,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 2.980%, Mandatory Tender 2/6/2025	5,000,000
3,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series B-5), CP, 3.100%, Mandatory Tender 12/3/2024	3,000,000
13,090,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	13,090,000
5,376,040		California Statewide Communities Development Authority (Lexington Green Community Partners II, LP), Mizuho 3a-7 (Series 2024-MIZ9184) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.490%, 11/7/2024	5,376,040
10,000,000		California Statewide Communities Development Authority (Loma Linda University Medical Center), BAML 3a-7 (Series 2024-BAML5060) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.700%, 11/1/2024	10,000,000
2,400,000		California Statewide Communities Development Authority (Northwest Gateway Apartments LP), Mizuho 3a-7 (Series 2023-MIZ9121) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 11/1/2024	2,400,000
3,370,000		California Statewide Communities Development Authority (Rady Children’s Hospital - San Diego), (Series 2008C) Weekly VRDNs, (Northern Trust Co. LOC), 2.700%, 11/7/2024	3,370,000
5,600,000		California Statewide Communities Development Authority Multi-Family Housing (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (Federal Home Loan Mortgage Corp. LOC), 3.320%, 11/7/2024	5,600,000
2,915,000		California Statewide Communities Development Authority Multi-Family Housing (Fiddyment Affordable Partners LP), MIZUHO 3a-7 (2024-MIZ9162) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	2,915,000
4,000,000		California Statewide Communities Development Authority Multi-Family Housing (Prospera Homestead Partners LP), Mizuho 3a-7 (Series 2024-MIZ9166) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	4,000,000
27,520,000		California Statewide Communities Development Authority Multi-Family Housing (Uptown Newport Building Owner, LP), (2017 Series BB: One Uptown Newport Apartments) Weekly VRDNs, (Federal Home Loan Bank of Des Moines LOC), 3.230%, 11/7/2024	27,520,000
43,730,000		California Statewide Communities Development Authority Multi-Family Housing (Uptown Newport Building Owner, LP), (2021 Series A: One Uptown Newport Apartments) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.300%, 11/7/2024	43,730,000
4,000,000		East Bay Municipal Utility District, CA Water System, (Series A-1), CP, (Sumitomo Mitsui Banking Corp. LIQ), 2.950%, Mandatory Tender 12/12/2024	4,000,000
11,640,000		East Bay Municipal Utility District, CA Water System, (Series A-1), CP, (Sumitomo Mitsui Banking Corp. LIQ), 3.850%, Mandatory Tender 11/14/2024	11,640,000
15,250,000		East Bay Municipal Utility District, CA Water System, (Series A-2), CP, (Bank of America N.A. LIQ), 3.750%, Mandatory Tender 1/16/2025	15,250,000
4,729,000		Imperial Irrigation District, CA, (Series A), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.950%, Mandatory Tender 11/18/2024	4,729,000
13,335,000		Irvine, CA Facilities Financing Authority (Irvine, CA Community Facilities District No. 2013-3), Tender Option Bond Trust Certificates (Series 2023-ZF3188) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 3.340%, 11/7/2024	13,335,000
5,835,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERS (3a-7)(Series 3007DB) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 4.150%, 11/1/2024	5,835,000
17,100,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs 3a-7 (Series 3004) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 4.150%, 11/1/2024	17,100,000
6,070,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs 3a-7 (Series 3005) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 4.150%, 11/1/2024	6,070,000
12,945,000		Long Beach, CA Unified School District, Tender Option Bond Trust Certificates (Series 2023-XG0478) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.300%, 11/7/2024	12,945,000
4,200,000		Los Angeles County, CA Capital Asset Leasing Corp., (Series D), CP, (Sumitomo Mitsui Banking Corp. LOC), 3.000%, Mandatory Tender 12/3/2024	4,200,000
19,900,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), MIZUHO 3a-7 (Series 2020-MIZ9039) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 11/1/2024	19,900,000
2,225,000		Los Angeles County, CA, Tender Option Bond Trust Certificates (Series 2023-ZF3162) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.270%, 11/7/2024	2,225,000
13,900,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 11/1/2024	13,900,000
12,698,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Series A-1), CP, (PNC Bank, N.A. LOC), 2.950%, Mandatory Tender 12/5/2024	12,698,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$10,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Subseries B-2), CP, (Barclays Bank PLC LOC), 3.050%, Mandatory Tender 12/4/2024	$ 10,000,000
15,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Subseries B-2), CP, (Barclays Bank PLC LOC), 3.050%, Mandatory Tender 12/6/2024	15,000,000
1,750,000		Los Angeles, CA Department of Airports, (Series A), 5.000%, 5/15/2025	1,762,754
2,250,000		Los Angeles, CA Department of Airports, (Series A), 5.000%, 5/15/2025	2,266,399
1,556,000		Los Angeles, CA Department of Airports, (Series B-3), CP, (Bank of America N.A. LOC), 3.000%, Mandatory Tender 1/2/2025	1,556,000
1,705,000		Los Angeles, CA Department of Airports, (Series D), 5.000%, 5/15/2025	1,722,935
1,070,000		Los Angeles, CA Department of Airports, Tender Option Bond Trust Certificates (Series 2024-ZF3265) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.290%, 11/7/2024	1,070,000
2,500,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), (Series A-1) Daily VRDNs, (Royal Bank of Canada LIQ), 3.180%, 11/1/2024	2,500,000
3,515,000		Los Angeles, CA Harbor Department, (Series A), 5.000%, 8/1/2025	3,569,091
10,050,000		Los Angeles, CA TRANs, 5.000%, 6/26/2025	10,151,376
29,800,000		Modesto, CA Water Refunding Revenue Certificates of Participation, (2008 Series A) Weekly VRDNs, (Assured Guaranty Corp. INS)/(BMO Bank, N.A. LIQ), 2.750%, 11/7/2024	29,800,000
5,700,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-2), CP, (Bank of America N.A. LOC), 3.200%, Mandatory Tender 11/18/2024	5,700,000
12,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 3.100%, Mandatory Tender 11/21/2024	12,000,000
27,700,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 3) MuniFund Preferred Shares Weekly VRDPs, (Toronto Dominion Bank LIQ), 3.270%, 11/7/2024	27,700,000
600,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.310%, 11/7/2024	600,000
13,015,000		Pimco California Municipal Income Fund II, PUTTERs 3a-7 (VMTP 5059) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/7/2024	13,015,000
12,825,000		Pimco California Municipal Income Fund III, PUTTERs 3a-7 (VMTP 5060) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/7/2024	12,825,000
7,025,000		Pimco California Municipal Income Fund, PUTTERs (3a-7) (Series 5057) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.490%, 11/7/2024	7,025,000
11,545,000		Pimco California Municipal Income Fund, PUTTERs 3a-7 (VMTP 5058) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/7/2024	11,545,000
10,000,000		Riverside County, CA TRANs, 5.000%, 6/30/2025	10,111,893
16,000,000		Riverside County, CA, Teeter Plan Obligation Notes (2024 Series A) BANs, 3.000%, 10/17/2025	16,029,764
2,500,000		Sacramento County, CA (Cessna Aircraft Co.), (Series 1998) Weekly VRDNs, (Bank of America N.A. LOC), 3.350%, 11/7/2024	2,500,000
17,600,000		San Diego County, CA Regional Airport Authority, Tender Option Bond Trust Receipts (Series 2023-XM1148) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.290%, 11/7/2024	17,600,000
16,890,000		San Diego County, CA Regional Airport Authority, Tender Option Bond Trust Receipts (Series 2023-XF1451) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.420%, 11/7/2024	16,890,000
28,000,000		San Diego, CA Housing Authority (Scripps MRU Owner LP), BAML 3a-7 (Series 2023-BAML6003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.260%, 11/7/2024	28,000,000
5,000,000		San Diego, CA Unified School District, 5.000%, 7/1/2025	5,066,150
12,000,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 3.000%, Mandatory Tender 1/22/2025	12,000,000
5,000,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 3.150%, Mandatory Tender 12/4/2024	5,000,000
11,126,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 3.650%, Mandatory Tender 11/5/2024	11,126,000
5,000,000		San Francisco, CA City & County Airport Commission, (Series A-1), CP, (Bank of America N.A. LOC), 3.100%, Mandatory Tender 1/7/2025	5,000,000
12,000,000		San Francisco, CA City & County Airport Commission, (Series A-3), CP, (BMO Bank, N.A. LOC), 3.060%, Mandatory Tender 1/9/2025	12,000,000
12,000,000		San Francisco, CA City & County Airport Commission, (Series A-5), CP, (Barclays Bank PLC LOC), 3.250%, Mandatory Tender 12/3/2024	12,000,000
2,250,000		San Francisco, CA City & County Airport Commission, (Series D), 5.000%, 5/1/2025	2,264,111
5,200,000		San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (Series 2022-XF3051) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.540%, 11/7/2024	5,200,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$33,745,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.830%, 11/7/2024	$ 33,745,000
21,100,000		San Francisco, CA City and County (Block 9 MRU Residential LLC), Mizuho 3a-7 (Series 2023-MIZ9119) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 11/1/2024	21,100,000
25,000,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	25,000,000
5,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), (Series A-1), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.950%, Mandatory Tender 1/6/2025	5,000,000
11,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), (Subseries A-3), CP, (Barclays Bank PLC LOC), 3.000%, Mandatory Tender 1/6/2025	11,000,000
5,320,000		San Jose, CA (San Jose, CA Airport), Tender Option Bond Trust Certificates (Series 2022-XF2998) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.410%, 11/7/2024	5,320,000
21,040,000		Santa Ana, CA United School District, Tender Option Bond Certificates (Series 2022-XL0387) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.300%, 11/7/2024	21,040,000
1,535,000		Southern California Public Power Authority (Power Projects) (Anaheim, CA Electric System), Tender Option Bond Trust Receipts (Series 2024 XF1706) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.270%, 11/7/2024	1,535,000
32,000,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (Series 2022-XF1394) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.000%, 11/1/2024	32,000,000
16,400,000		University of California (The Regents of), (2013 Series AL-4) Daily VRDNs, 3.250%, 11/1/2024	16,400,000
10,500,000		University of California (The Regents of), (2023 Series BP-2) Weekly VRDNs, 2.130%, 11/7/2024	10,500,000
10,000,000		University of California (The Regents of), (Series A), CP, 2.950%, Mandatory Tender 12/19/2024	10,000,000
10,000,000		University of California (The Regents of), (Series A), CP, 3.000%, Mandatory Tender 11/13/2024	10,000,000
10,000,000		University of California (The Regents of), (Series A), CP, 3.000%, Mandatory Tender 1/30/2025	10,000,000
8,000,000		University of California (The Regents of), (Series A), CP, 3.000%, Mandatory Tender 2/13/2025	8,000,000
4,200,000		University of California (The Regents of), (Series A), CP, 3.100%, Mandatory Tender 11/13/2024	4,200,000
1,250,000		University of California (The Regents of), (Series A), CP, 3.100%, Mandatory Tender 11/13/2024	1,250,000
5,000,000		University of California (The Regents of), (Series A), CP, 3.100%, Mandatory Tender 1/16/2025	5,000,000
27,000,000		University of California (The Regents of), (Series A), CP, 3.500%, Mandatory Tender 12/19/2024	27,002,205
7,000,000		University of California (The Regents of), (Series A), CP, 3.750%, Mandatory Tender 12/19/2024	7,000,000
4,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-XX1325) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.260%, 11/7/2024	4,000,000
1,900,000		Washington Township, CA Health Care District, Tender Option Bond Trust Receipts (Series 2022-XL0384) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.270%, 11/7/2024	1,900,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	1,513,571,815
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	4,420,830
		TOTAL NET ASSETS—100%	$1,517,992,645
Securities that are subject to the federal alternative minimum tax (AMT) represent 15.1% of the Fund’s portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

In valuing the Fund’s assets as of October 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Financing Authority
PUTTERs	—Puttable Tax-Exempt Receipts
TRANs	—Tax and Revenue Anticipation Notes
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.032	0.030	0.006	0.000[2]	0.005
Net realized gain (loss)	(0.000)[2]	(0.001)	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.032	0.029	0.006	0.000[2]	0.005
Less Distributions:
Distributions from net investment income	(0.032)	(0.029)	(0.006)	(0.000)[2]	(0.005)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.032)	(0.029)	(0.006)	(0.000)[2]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.26%	2.92%	0.62%	0.02%	0.53%
Ratios to Average Net Assets:
Net expenses[4]	0.28%	0.28%	0.24%	0.13%	0.27%
Net investment income	3.21%	2.95%	0.67%	0.01%	0.54%
Expense waiver/reimbursement[5]	0.14%	0.17%	0.19%	0.29%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,382,773	$848,604	$507,675	$333,923	$584,821

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.030	0.026	0.005	0.000[2]	0.004
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.001)	0.000[2]	0.000[2]
Total From Investment Operations	0.030	0.026	0.004	0.000[2]	0.004
Less Distributions:
Distributions from net investment income	(0.030)	(0.026)	(0.004)	(0.000)[2]	(0.004)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.030)	(0.026)	(0.004)	(0.000)[2]	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.01%	2.66%	0.46%	0.02%	0.38%
Ratios to Average Net Assets:
Net expenses[4]	0.53%	0.53%	0.39%	0.13%	0.41%
Net investment income	2.96%	2.62%	0.43%	0.01%	0.37%
Expense waiver/reimbursement[5]	0.14%	0.17%	0.36%	0.62%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,920	$92,746	$108,627	$106,973	$149,764

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.028	0.025	0.004	0.000[2]	0.003
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.028	0.025	0.004	0.000[2]	0.003
Less Distributions:
Distributions from net investment income	(0.028)	(0.025)	(0.004)	(0.000)[2]	(0.003)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.028)	(0.025)	(0.004)	(0.000)[2]	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.85%	2.51%	0.38%	0.02%	0.30%
Ratios to Average Net Assets:
Net expenses[4]	0.68%	0.68%	0.37%	0.13%	0.47%
Net investment income	2.82%	2.51%	0.07%	0.01%	0.28%
Expense waiver/reimbursement[5]	0.20%	0.22%	0.61%	0.84%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,118	$5,388	$5,411	$235,112	$262,597

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.025	0.021	0.002	0.000[2]	0.001
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.025	0.021	0.002	0.000[2]	0.001
Less Distributions:
Distributions from net investment income	(0.025)	(0.021)	(0.002)	(0.000)[2]	(0.001)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.025)	(0.021)	(0.002)	(0.000)[2]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.49%	2.16%	0.25%	0.02%	0.15%
Ratios to Average Net Assets:
Net expenses[4]	1.03%	1.03%	0.61%	0.13%	0.59%
Net investment income	2.47%	2.07%	0.25%	0.01%	0.16%
Expense waiver/reimbursement[5]	0.25%	0.27%	0.77%	1.24%	0.76%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,586	$18,592	$32,205	$27,742	$33,558

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.031	0.028	0.005	0.000[2]	0.005
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.031	0.028	0.005	0.000[2]	0.005
Less Distributions:
Distributions from net investment income	(0.031)	(0.028)	(0.005)	(0.000)[2]	(0.005)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.031)	(0.028)	(0.005)	(0.000)[2]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.16%	2.82%	0.55%	0.02%	0.46%
Ratios to Average Net Assets:
Net expenses[4]	0.38%	0.38%	0.28%	0.13%	0.32%
Net investment income	3.13%	2.76%	0.45%	0.01%	0.44%
Expense waiver/reimbursement[5]	0.15%	0.17%	0.34%	0.49%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,596	$33,163	$42,201	$57,216	$126,413

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investment in securities, at amortized cost and fair value	$1,513,571,815
Cash	86,201
Income receivable	8,540,102
Receivable for shares sold	2,526,055
Total Assets	1,524,724,173
Liabilities:
Payable for investments purchased	5,066,150
Payable for shares redeemed	1,281,959
Income distribution payable	163,382
Payable for investment adviser fee (Note 5)	6,536
Payable for administrative fee (Note 5)	3,204
Payable for distribution services fee (Note 5)	6,238
Payable for other service fees (Notes 2 and 5)	22,253
Accrued expenses (Note 5)	181,806
Total Liabilities	6,731,528
Net assets for 1,517,690,792 shares outstanding	$1,517,992,645
Net Assets Consist of:
Paid-in capital	$1,517,690,757
Total distributable earnings (loss)	301,888
Total Net Assets	$1,517,992,645
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$1,382,773,360 ÷ 1,382,498,310 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$99,919,877 ÷ 99,900,102 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$3,117,973 ÷ 3,117,352 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$13,585,596 ÷ 13,582,891 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$18,595,839 ÷ 18,592,137 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2024

Investment Income:
Interest	$45,187,222
Expenses:
Investment adviser fee (Note 5)	3,882,434
Administrative fee (Note 5)	1,005,866
Custodian fees	40,099
Transfer agent fees (Note 2)	207,652
Directors’/Trustees’ fees (Note 5)	5,722
Auditing fees	24,478
Legal fees	12,822
Portfolio accounting fees	202,516
Distribution services fee (Note 5)	118,921
Other service fees (Notes 2 and 5)	334,742
Share registration costs	139,603
Printing and postage	27,996
Miscellaneous (Note 5)	11,424
TOTAL EXPENSES	6,014,275
Waivers:
Waiver of investment adviser fee (Note 5)	(1,873,594)
Waiver of other operating expenses (Note 5)	(20,938)
TOTAL WAIVERS	(1,894,532)
Net expenses	4,119,743
Net investment income	41,067,479
Net realized gain on investments	274,406
Change in net assets resulting from operations	$41,341,885
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended October 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,067,479	$22,380,689
Net realized gain (loss)	274,406	(938)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,341,885	22,379,751
Distributions to Shareholders:
Wealth Shares	(36,536,062)	(18,398,013)
Service Shares	(2,860,520)	(2,274,761)
Cash II Shares	(188,996)	(136,183)
Cash Series Shares	(434,387)	(474,939)
Capital Shares	(1,054,966)	(1,075,421)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,074,931)	(22,359,317)
Share Transactions:
Proceeds from sale of shares	2,378,328,491	1,929,906,691
Net asset value of shares issued to shareholders in payment of distributions declared	38,372,899	19,550,348
Cost of shares redeemed	(1,897,468,910)	(1,647,103,528)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	519,232,480	302,353,511
Change in net assets	519,499,434	302,373,945
Net Assets:
Beginning of period	998,493,211	696,119,266
End of period	$1,517,992,645	$998,493,211
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers of $1,894,532 is disclosed in various locations in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Financial Statements and Additional Information

Transfer Agent Fees
For the year ended October 31, 2024, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Wealth Shares	$182,973
Service Shares	15,470
Cash II Shares	1,066
Cash Series Shares	2,795
Capital Shares	5,348
TOTAL	$207,652
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$240,612
Cash II Shares	16,762
Cash Series Shares	43,963
Capital Shares	33,405
TOTAL	$334,742
For the year ended October 31, 2024, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2024		Year Ended 10/31/2023
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,109,510,845	$2,109,510,845	1,486,399,491	$1,486,399,491
Shares issued to shareholders in payment of distributions declared	34,002,003	34,002,003	16,254,086	16,254,086
Shares redeemed	(1,609,588,635)	(1,609,588,635)	(1,161,744,204)	(1,161,744,204)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	533,924,213	$533,924,213	340,909,373	$340,909,373
	Year Ended 10/31/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	131,163,407	$131,163,407	352,708,249	$352,708,249
Shares issued to shareholders in payment of distributions declared	2,743,317	2,743,317	1,632,009	1,632,009
Shares redeemed	(126,749,208)	(126,749,208)	(370,222,295)	(370,222,295)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	7,157,516	$7,157,516	(15,882,037)	$(15,882,037)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	15,015,672	$15,015,672	8,691,999	$8,691,999
Shares issued to shareholders in payment of distributions declared	179,728	179,728	134,664	134,664
Shares redeemed	(17,466,195)	(17,466,195)	(8,849,563)	(8,849,563)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(2,270,795)	$(2,270,795)	(22,900)	$(22,900)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	40,887,933	$40,887,933	29,692,404	$29,692,404
Shares issued to shareholders in payment of distributions declared	421,049	421,049	469,166	469,166
Shares redeemed	(46,317,669)	(46,317,669)	(43,774,755)	(43,774,755)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(5,008,687)	$(5,008,687)	(13,613,185)	$(13,613,185)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	81,750,634	$81,750,634	52,414,548	$52,414,548
Shares issued to shareholders in payment of distributions declared	1,026,802	1,026,802	1,060,423	1,060,423
Shares redeemed	(97,347,203)	(97,347,203)	(62,512,711)	(62,512,711)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,569,767)	$(14,569,767)	(9,037,740)	$(9,037,740)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	519,232,480	$519,232,480	302,353,511	$302,353,511
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2024 and 2023, was as follows:
	2024	2023
Tax-exempt income	$41,072,813	$22,297,323
Ordinary income	$2,118	$61,994
Annual Financial Statements and Additional Information

As of October 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$43,245
Undistributed ordinary income	$167,296
Undistributed long-term capital gains	$91,347
TOTAL	$301,888
The Fund used capital loss carryforwards of $15,763 to offset capital gains realized during the year ended October 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2024, the Adviser voluntarily waived $1,873,594 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$13,409	$(3,353)
Cash Series Shares	105,512	(17,585)
TOTAL	$118,921	$(20,938)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2024, FSC retained $190 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2024, FSSC received $286 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II
Annual Financial Statements and Additional Information

Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $773,117,000 and $601,205,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2024, 59.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 12.0% of total investments.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the year ended October 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. SUBSEQUENT EVENT
Effective January 1, 2025, the Fund’s annual investment advisory fee payable to the Adviser will decrease from 0.30% to 0.25% of the Fund’s average daily net assets.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2024, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes California Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2024
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Money Market Obligations Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	268,762,580,601.685	5,055,966,796.446	0	N/A
Thomas R. Donahue	269,104,323,435.686	4,714,223,962.445	0	N/A
John G. Carson	269,538,745,772.598	4,279,801,625.533	0	N/A
G. Thomas Hough	269,097,808,347.349	4,720,739,050.782	0	N/A
Karen L. Larrimer	269,319,058,679.097	4,499,488,719.034	0	N/A
Max F. Miller	269,178,282,209.461	4,640,265,188.670	0	N/A
Frank J. Nasta	269,412,329,499.598	4,406,217,898.533	0	N/A
Thomas M. O’Neill	267,964,806,745.146	5,853,740,652.985	0	N/A
Madelyn A. Reilly	269,045,038,518.426	4,773,508,879.705	0	N/A
John S. Walsh	267,401,544,298.362	6,417,003,099.769	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes California Municipal Cash Trust (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes California Municipal Cash Trust

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
29366 (12/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	Wealth | CAIXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.7%
		California—99.7%
$ 5,135,000		Alisal, CA Union School District, Tender Option Trust Bond Certificates (Series 2024-XF1715) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.250%, 11/7/2024	$ 5,135,000
3,900,000		Bay Area Toll Authority, CA, (2024 Series I) Daily VRDNs, (TD Bank, N.A. LOC), 3.100%, 11/1/2024	3,900,000
12,300,000		BlackRock California Municipal Income Trust, (Series W-7) Weekly VRDPs, (Barclays Bank PLC LIQ), 3.360%, 11/7/2024	12,300,000
12,700,000		Blackrock Muniholdings California Quality Fund, (Series W-7) Weekly VRDPs, (Barclays Bank PLC LIQ), 3.360%, 11/7/2024	12,700,000
1,785,000		Burbank-Glendale-Pasadena Airport Authority, Tender Option Bond Trust Receipts (Series 2024-XF1708) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.290%, 11/7/2024	1,785,000
5,305,000		Burbank-Glendale-Pasadena Airport Authority, Tender Option Bond Trust Receipts (Series 2024-XF1719) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.340%, 11/7/2024	5,305,000
2,580,000		California Community Choice Financing Authority, (Series 2024-XG0584) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.270%, 11/7/2024	2,580,000
38,400,000		California Community Choice Financing Authority, Tender Option Bond Trust Certificates (Series 2023-XF3213) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.340%, 11/7/2024	38,400,000
2,000,000		California Community Choice Financing Authority, Tender Option Bond Trust Receipts (Series 2023-XM1138) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.270%, 11/7/2024	2,000,000
11,500,000		California Community Choice Financing Authority, Tender Option Bond Trust Receipts (Series 2024-XF1690) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.260%, 11/7/2024	11,500,000
2,665,000		California Community Choice Financing Authority, Tender Option Bond Trust Receipts (Series 2024-XM1191) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.270%, 11/7/2024	2,665,000
17,200,000		California Educational Facilities Authority (Stanford University), (Series S-4), CP, 3.480%, Mandatory Tender 1/10/2025	17,200,000
7,000,000		California Health Facilities Financing Authority (Adventist Health System/West), RBC Municipal Products (Series C-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.240%, 11/7/2024	7,000,000
33,320,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.490%, 11/7/2024	33,320,000
7,666,000		California Health Facilities Financing Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9099) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.440%, 11/7/2024	7,666,000
2,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 3.000%, Mandatory Tender 1/14/2025	2,000,000
10,600,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 2.950%, Mandatory Tender 1/7/2025	10,600,000
10,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 2.950%, Mandatory Tender 1/8/2025	10,000,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44), (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.390%, Optional Tender 11/1/2024	5,000,000
13,895,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	13,895,000
7,800,000		California HFA (Village at Hanford Square LLC), Tender Option Bond Trust Receipts (Series 2023-XF3115) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	7,800,000
19,300,000		California HFA Multi-Family (R Cap Avenue 34 LLC), BAML (3a-7) (Series 2023-BAML6010) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.260%, 11/7/2024	19,300,000
16,700,000		California HFA Multi-Family (San Regis LLC), BAML 3a-7 (Series 2023-BAML6002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.260%, 11/7/2024	16,700,000
18,140,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	18,140,000
26,935,000		California HFA, Tender Option Bond Trust Floater Certificates (Series 2022-XF3059) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	26,935,000
1,980,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 3.010%, 11/7/2024	1,980,000
7,745,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (Federal Home Loan Bank of San Francisco LOC), 4.000%, 11/1/2024	7,745,000
17,810,000		California Municipal Finance Authority (Aymium Williams Project), Morgan Stanley 3a-7 (Series 2024-MS0024), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.440%, Optional Tender 12/5/2024	17,810,000
15,000,000		California Municipal Finance Authority (Canoga Ave LP), BAML (3a-7) (Series 2023-BAML6004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.260%, 11/7/2024	15,000,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 4,000,000		California Municipal Finance Authority (Chula Vista Seniors), (2024 Series A), (United States Treasury GTD), 3.100%, Mandatory Tender 7/1/2025	$ 4,000,000
15,900,000		California Municipal Finance Authority (Martha Gardens Apartments), (2024 Series A-1), (United States Treasury GTD), 3.650%, Mandatory Tender 12/1/2024	15,900,000
9,975,000		California Municipal Finance Authority (Montague Parkway Associates LP), MIZUHO 3a-7 (2020-MIZ9041) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 11/1/2024	9,975,000
500,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020), (Waste Management Holdings, Inc. GTD), 3.950%, Mandatory Tender 12/2/2024	500,100
13,000,000		California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 12/2/2024	13,007,997
3,400,000		California PCFA (Johann Dairy), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 3.320%, 11/7/2024	3,400,000
1,000,000		California State Department of Water Resources, (Series 4), CP, 3.020%, Mandatory Tender 11/20/2024	1,000,000
3,164,000		California State Department of Water Resources, (Series 5), CP, 3.020%, Mandatory Tender 11/20/2024	3,164,000
7,916,000		California State Department of Water Resources, (Series 5), CP, 3.050%, Mandatory Tender 12/5/2024	7,916,000
10,000,000		California State Department of Water Resources, (Series 5), CP, 3.100%, Mandatory Tender 12/10/2024	10,000,000
3,600,000		California State Economic Development Financing Authority (Killion Industries, Inc.), (Series 1997) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.250%, 11/6/2024	3,600,000
7,061,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 2.750%, Mandatory Tender 2/5/2025	7,061,000
26,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 3.300%, Mandatory Tender 11/4/2024	26,000,000
3,450,000		California State, (Series 2011 A-5), CP, (U.S. Bank, N.A. LOC), 3.100%, Mandatory Tender 11/5/2024	3,450,000
4,500,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 3.050%, Mandatory Tender 11/4/2024	4,500,000
2,375,000		California State, Tender Option Bond Trust Certificates (Series 2023-XL0501) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.270%, 11/7/2024	2,375,000
1,705,000		California State, Tender Option Bond Trust Receipts (Series 2022-XF1415) Weekly VRDNs, (Toronto Dominion Bank LIQ), 3.270%, 11/7/2024	1,705,000
7,565,000		California Statewide Communities Development Authority (CVII-Ivy Hill LP), BAML (3a-7) (Series 2023-BAML6011) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.260%, 11/7/2024	7,565,000
7,500,000		California Statewide Communities Development Authority (Enloe Medical Center Obligated Group), Tender Option Bond Trust Certificates (Series 2022-XL0363) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.390%, 11/7/2024	7,500,000
3,045,000		California Statewide Communities Development Authority (John Muir Health), Tender Option Bond Trust Receipts (Series 2024-XF1731) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.260%, 11/7/2024	3,045,000
1,725,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.000%, Mandatory Tender 2/11/2025	1,725,000
8,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 2.950%, Mandatory Tender 1/14/2025	8,000,000
4,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 2.950%, Mandatory Tender 2/5/2025	4,000,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.150%, Mandatory Tender 2/11/2025	20,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 3.000%, Mandatory Tender 1/16/2025	10,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 3.050%, Mandatory Tender 2/12/2025	10,000,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 3.000%, Mandatory Tender 2/4/2025	9,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 3.000%, Mandatory Tender 2/11/2025	10,000,000
16,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 3.080%, Mandatory Tender 1/15/2025	16,000,000
30,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 3.050%, Mandatory Tender 11/19/2024	30,000,000
26,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-3), CP, 2.950%, Mandatory Tender 1/9/2025	26,000,000
19,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-3), CP, 3.000%, Mandatory Tender 1/7/2025	19,000,000
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 6,405,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 3.150%, Mandatory Tender 2/13/2025	$ 6,405,000
5,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 2.980%, Mandatory Tender 2/6/2025	5,000,000
3,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series B-5), CP, 3.100%, Mandatory Tender 12/3/2024	3,000,000
13,090,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	13,090,000
5,376,040		California Statewide Communities Development Authority (Lexington Green Community Partners II, LP), Mizuho 3a-7 (Series 2024-MIZ9184) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.490%, 11/7/2024	5,376,040
10,000,000		California Statewide Communities Development Authority (Loma Linda University Medical Center), BAML 3a-7 (Series 2024-BAML5060) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.700%, 11/1/2024	10,000,000
2,400,000		California Statewide Communities Development Authority (Northwest Gateway Apartments LP), Mizuho 3a-7 (Series 2023-MIZ9121) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 11/1/2024	2,400,000
3,370,000		California Statewide Communities Development Authority (Rady Children’s Hospital - San Diego), (Series 2008C) Weekly VRDNs, (Northern Trust Co. LOC), 2.700%, 11/7/2024	3,370,000
5,600,000		California Statewide Communities Development Authority Multi-Family Housing (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (Federal Home Loan Mortgage Corp. LOC), 3.320%, 11/7/2024	5,600,000
2,915,000		California Statewide Communities Development Authority Multi-Family Housing (Fiddyment Affordable Partners LP), MIZUHO 3a-7 (2024-MIZ9162) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	2,915,000
4,000,000		California Statewide Communities Development Authority Multi-Family Housing (Prospera Homestead Partners LP), Mizuho 3a-7 (Series 2024-MIZ9166) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	4,000,000
27,520,000		California Statewide Communities Development Authority Multi-Family Housing (Uptown Newport Building Owner, LP), (2017 Series BB: One Uptown Newport Apartments) Weekly VRDNs, (Federal Home Loan Bank of Des Moines LOC), 3.230%, 11/7/2024	27,520,000
43,730,000		California Statewide Communities Development Authority Multi-Family Housing (Uptown Newport Building Owner, LP), (2021 Series A: One Uptown Newport Apartments) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.300%, 11/7/2024	43,730,000
4,000,000		East Bay Municipal Utility District, CA Water System, (Series A-1), CP, (Sumitomo Mitsui Banking Corp. LIQ), 2.950%, Mandatory Tender 12/12/2024	4,000,000
11,640,000		East Bay Municipal Utility District, CA Water System, (Series A-1), CP, (Sumitomo Mitsui Banking Corp. LIQ), 3.850%, Mandatory Tender 11/14/2024	11,640,000
15,250,000		East Bay Municipal Utility District, CA Water System, (Series A-2), CP, (Bank of America N.A. LIQ), 3.750%, Mandatory Tender 1/16/2025	15,250,000
4,729,000		Imperial Irrigation District, CA, (Series A), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.950%, Mandatory Tender 11/18/2024	4,729,000
13,335,000		Irvine, CA Facilities Financing Authority (Irvine, CA Community Facilities District No. 2013-3), Tender Option Bond Trust Certificates (Series 2023-ZF3188) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 3.340%, 11/7/2024	13,335,000
5,835,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERS (3a-7)(Series 3007DB) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 4.150%, 11/1/2024	5,835,000
17,100,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs 3a-7 (Series 3004) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 4.150%, 11/1/2024	17,100,000
6,070,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs 3a-7 (Series 3005) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 4.150%, 11/1/2024	6,070,000
12,945,000		Long Beach, CA Unified School District, Tender Option Bond Trust Certificates (Series 2023-XG0478) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.300%, 11/7/2024	12,945,000
4,200,000		Los Angeles County, CA Capital Asset Leasing Corp., (Series D), CP, (Sumitomo Mitsui Banking Corp. LOC), 3.000%, Mandatory Tender 12/3/2024	4,200,000
19,900,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), MIZUHO 3a-7 (Series 2020-MIZ9039) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 11/1/2024	19,900,000
2,225,000		Los Angeles County, CA, Tender Option Bond Trust Certificates (Series 2023-ZF3162) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.270%, 11/7/2024	2,225,000
13,900,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 11/1/2024	13,900,000
12,698,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Series A-1), CP, (PNC Bank, N.A. LOC), 2.950%, Mandatory Tender 12/5/2024	12,698,000
Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$10,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Subseries B-2), CP, (Barclays Bank PLC LOC), 3.050%, Mandatory Tender 12/4/2024	$ 10,000,000
15,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Subseries B-2), CP, (Barclays Bank PLC LOC), 3.050%, Mandatory Tender 12/6/2024	15,000,000
1,750,000		Los Angeles, CA Department of Airports, (Series A), 5.000%, 5/15/2025	1,762,754
2,250,000		Los Angeles, CA Department of Airports, (Series A), 5.000%, 5/15/2025	2,266,399
1,556,000		Los Angeles, CA Department of Airports, (Series B-3), CP, (Bank of America N.A. LOC), 3.000%, Mandatory Tender 1/2/2025	1,556,000
1,705,000		Los Angeles, CA Department of Airports, (Series D), 5.000%, 5/15/2025	1,722,935
1,070,000		Los Angeles, CA Department of Airports, Tender Option Bond Trust Certificates (Series 2024-ZF3265) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.290%, 11/7/2024	1,070,000
2,500,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), (Series A-1) Daily VRDNs, (Royal Bank of Canada LIQ), 3.180%, 11/1/2024	2,500,000
3,515,000		Los Angeles, CA Harbor Department, (Series A), 5.000%, 8/1/2025	3,569,091
10,050,000		Los Angeles, CA TRANs, 5.000%, 6/26/2025	10,151,376
29,800,000		Modesto, CA Water Refunding Revenue Certificates of Participation, (2008 Series A) Weekly VRDNs, (Assured Guaranty Corp. INS)/(BMO Bank, N.A. LIQ), 2.750%, 11/7/2024	29,800,000
5,700,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-2), CP, (Bank of America N.A. LOC), 3.200%, Mandatory Tender 11/18/2024	5,700,000
12,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 3.100%, Mandatory Tender 11/21/2024	12,000,000
27,700,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 3) MuniFund Preferred Shares Weekly VRDPs, (Toronto Dominion Bank LIQ), 3.270%, 11/7/2024	27,700,000
600,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.310%, 11/7/2024	600,000
13,015,000		Pimco California Municipal Income Fund II, PUTTERs 3a-7 (VMTP 5059) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/7/2024	13,015,000
12,825,000		Pimco California Municipal Income Fund III, PUTTERs 3a-7 (VMTP 5060) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/7/2024	12,825,000
7,025,000		Pimco California Municipal Income Fund, PUTTERs (3a-7) (Series 5057) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.490%, 11/7/2024	7,025,000
11,545,000		Pimco California Municipal Income Fund, PUTTERs 3a-7 (VMTP 5058) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/7/2024	11,545,000
10,000,000		Riverside County, CA TRANs, 5.000%, 6/30/2025	10,111,893
16,000,000		Riverside County, CA, Teeter Plan Obligation Notes (2024 Series A) BANs, 3.000%, 10/17/2025	16,029,764
2,500,000		Sacramento County, CA (Cessna Aircraft Co.), (Series 1998) Weekly VRDNs, (Bank of America N.A. LOC), 3.350%, 11/7/2024	2,500,000
17,600,000		San Diego County, CA Regional Airport Authority, Tender Option Bond Trust Receipts (Series 2023-XM1148) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.290%, 11/7/2024	17,600,000
16,890,000		San Diego County, CA Regional Airport Authority, Tender Option Bond Trust Receipts (Series 2023-XF1451) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.420%, 11/7/2024	16,890,000
28,000,000		San Diego, CA Housing Authority (Scripps MRU Owner LP), BAML 3a-7 (Series 2023-BAML6003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.260%, 11/7/2024	28,000,000
5,000,000		San Diego, CA Unified School District, 5.000%, 7/1/2025	5,066,150
12,000,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 3.000%, Mandatory Tender 1/22/2025	12,000,000
5,000,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 3.150%, Mandatory Tender 12/4/2024	5,000,000
11,126,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 3.650%, Mandatory Tender 11/5/2024	11,126,000
5,000,000		San Francisco, CA City & County Airport Commission, (Series A-1), CP, (Bank of America N.A. LOC), 3.100%, Mandatory Tender 1/7/2025	5,000,000
12,000,000		San Francisco, CA City & County Airport Commission, (Series A-3), CP, (BMO Bank, N.A. LOC), 3.060%, Mandatory Tender 1/9/2025	12,000,000
12,000,000		San Francisco, CA City & County Airport Commission, (Series A-5), CP, (Barclays Bank PLC LOC), 3.250%, Mandatory Tender 12/3/2024	12,000,000
2,250,000		San Francisco, CA City & County Airport Commission, (Series D), 5.000%, 5/1/2025	2,264,111
5,200,000		San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (Series 2022-XF3051) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.540%, 11/7/2024	5,200,000
Annual Financial Statements and Additional Information
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$33,745,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.830%, 11/7/2024	$ 33,745,000
21,100,000		San Francisco, CA City and County (Block 9 MRU Residential LLC), Mizuho 3a-7 (Series 2023-MIZ9119) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 11/1/2024	21,100,000
25,000,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	25,000,000
5,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), (Series A-1), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.950%, Mandatory Tender 1/6/2025	5,000,000
11,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), (Subseries A-3), CP, (Barclays Bank PLC LOC), 3.000%, Mandatory Tender 1/6/2025	11,000,000
5,320,000		San Jose, CA (San Jose, CA Airport), Tender Option Bond Trust Certificates (Series 2022-XF2998) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.410%, 11/7/2024	5,320,000
21,040,000		Santa Ana, CA United School District, Tender Option Bond Certificates (Series 2022-XL0387) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.300%, 11/7/2024	21,040,000
1,535,000		Southern California Public Power Authority (Power Projects) (Anaheim, CA Electric System), Tender Option Bond Trust Receipts (Series 2024 XF1706) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.270%, 11/7/2024	1,535,000
32,000,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (Series 2022-XF1394) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.000%, 11/1/2024	32,000,000
16,400,000		University of California (The Regents of), (2013 Series AL-4) Daily VRDNs, 3.250%, 11/1/2024	16,400,000
10,500,000		University of California (The Regents of), (2023 Series BP-2) Weekly VRDNs, 2.130%, 11/7/2024	10,500,000
10,000,000		University of California (The Regents of), (Series A), CP, 2.950%, Mandatory Tender 12/19/2024	10,000,000
10,000,000		University of California (The Regents of), (Series A), CP, 3.000%, Mandatory Tender 11/13/2024	10,000,000
10,000,000		University of California (The Regents of), (Series A), CP, 3.000%, Mandatory Tender 1/30/2025	10,000,000
8,000,000		University of California (The Regents of), (Series A), CP, 3.000%, Mandatory Tender 2/13/2025	8,000,000
4,200,000		University of California (The Regents of), (Series A), CP, 3.100%, Mandatory Tender 11/13/2024	4,200,000
1,250,000		University of California (The Regents of), (Series A), CP, 3.100%, Mandatory Tender 11/13/2024	1,250,000
5,000,000		University of California (The Regents of), (Series A), CP, 3.100%, Mandatory Tender 1/16/2025	5,000,000
27,000,000		University of California (The Regents of), (Series A), CP, 3.500%, Mandatory Tender 12/19/2024	27,002,205
7,000,000		University of California (The Regents of), (Series A), CP, 3.750%, Mandatory Tender 12/19/2024	7,000,000
4,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-XX1325) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.260%, 11/7/2024	4,000,000
1,900,000		Washington Township, CA Health Care District, Tender Option Bond Trust Receipts (Series 2022-XL0384) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.270%, 11/7/2024	1,900,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	1,513,571,815
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	4,420,830
		TOTAL NET ASSETS—100%	$1,517,992,645
Securities that are subject to the federal alternative minimum tax (AMT) represent 15.1% of the Fund’s portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
5

In valuing the Fund’s assets as of October 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Financing Authority
PUTTERs	—Puttable Tax-Exempt Receipts
TRANs	—Tax and Revenue Anticipation Notes
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.032	0.030	0.006	0.000[2]	0.005
Net realized gain (loss)	(0.000)[2]	(0.001)	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.032	0.029	0.006	0.000[2]	0.005
Less Distributions:
Distributions from net investment income	(0.032)	(0.029)	(0.006)	(0.000)[2]	(0.005)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.032)	(0.029)	(0.006)	(0.000)[2]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.26%	2.92%	0.62%	0.02%	0.53%
Ratios to Average Net Assets:
Net expenses[4]	0.28%	0.28%	0.24%	0.13%	0.27%
Net investment income	3.21%	2.95%	0.67%	0.01%	0.54%
Expense waiver/reimbursement[5]	0.14%	0.17%	0.19%	0.29%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,382,773	$848,604	$507,675	$333,923	$584,821

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately.
Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investment in securities, at amortized cost and fair value	$1,513,571,815
Cash	86,201
Income receivable	8,540,102
Receivable for shares sold	2,526,055
Total Assets	1,524,724,173
Liabilities:
Payable for investments purchased	5,066,150
Payable for shares redeemed	1,281,959
Income distribution payable	163,382
Payable for investment adviser fee (Note 5)	6,536
Payable for administrative fee (Note 5)	3,204
Payable for distribution services fee (Note 5)	6,238
Payable for other service fees (Notes 2 and 5)	22,253
Accrued expenses (Note 5)	181,806
Total Liabilities	6,731,528
Net assets for 1,517,690,792 shares outstanding	$1,517,992,645
Net Assets Consist of:
Paid-in capital	$1,517,690,757
Total distributable earnings (loss)	301,888
Total Net Assets	$1,517,992,645
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$1,382,773,360 ÷ 1,382,498,310 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$99,919,877 ÷ 99,900,102 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$3,117,973 ÷ 3,117,352 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$13,585,596 ÷ 13,582,891 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$18,595,839 ÷ 18,592,137 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Operations
Year Ended October 31, 2024

Investment Income:
Interest	$45,187,222
Expenses:
Investment adviser fee (Note 5)	3,882,434
Administrative fee (Note 5)	1,005,866
Custodian fees	40,099
Transfer agent fees (Note 2)	207,652
Directors’/Trustees’ fees (Note 5)	5,722
Auditing fees	24,478
Legal fees	12,822
Portfolio accounting fees	202,516
Distribution services fee (Note 5)	118,921
Other service fees (Notes 2 and 5)	334,742
Share registration costs	139,603
Printing and postage	27,996
Miscellaneous (Note 5)	11,424
TOTAL EXPENSES	6,014,275
Waivers:
Waiver of investment adviser fee (Note 5)	(1,873,594)
Waiver of other operating expenses (Note 5)	(20,938)
TOTAL WAIVERS	(1,894,532)
Net expenses	4,119,743
Net investment income	41,067,479
Net realized gain on investments	274,406
Change in net assets resulting from operations	$41,341,885
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

Year Ended October 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,067,479	$22,380,689
Net realized gain (loss)	274,406	(938)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,341,885	22,379,751
Distributions to Shareholders:
Wealth Shares	(36,536,062)	(18,398,013)
Service Shares	(2,860,520)	(2,274,761)
Cash II Shares	(188,996)	(136,183)
Cash Series Shares	(434,387)	(474,939)
Capital Shares	(1,054,966)	(1,075,421)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,074,931)	(22,359,317)
Share Transactions:
Proceeds from sale of shares	2,378,328,491	1,929,906,691
Net asset value of shares issued to shareholders in payment of distributions declared	38,372,899	19,550,348
Cost of shares redeemed	(1,897,468,910)	(1,647,103,528)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	519,232,480	302,353,511
Change in net assets	519,499,434	302,373,945
Net Assets:
Beginning of period	998,493,211	696,119,266
End of period	$1,517,992,645	$998,493,211
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers of $1,894,532 is disclosed in various locations in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Financial Statements and Additional Information
11

Transfer Agent Fees
For the year ended October 31, 2024, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Wealth Shares	$182,973
Service Shares	15,470
Cash II Shares	1,066
Cash Series Shares	2,795
Capital Shares	5,348
TOTAL	$207,652
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$240,612
Cash II Shares	16,762
Cash Series Shares	43,963
Capital Shares	33,405
TOTAL	$334,742
For the year ended October 31, 2024, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2024		Year Ended 10/31/2023
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,109,510,845	$2,109,510,845	1,486,399,491	$1,486,399,491
Shares issued to shareholders in payment of distributions declared	34,002,003	34,002,003	16,254,086	16,254,086
Shares redeemed	(1,609,588,635)	(1,609,588,635)	(1,161,744,204)	(1,161,744,204)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	533,924,213	$533,924,213	340,909,373	$340,909,373
	Year Ended 10/31/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	131,163,407	$131,163,407	352,708,249	$352,708,249
Shares issued to shareholders in payment of distributions declared	2,743,317	2,743,317	1,632,009	1,632,009
Shares redeemed	(126,749,208)	(126,749,208)	(370,222,295)	(370,222,295)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	7,157,516	$7,157,516	(15,882,037)	$(15,882,037)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	15,015,672	$15,015,672	8,691,999	$8,691,999
Shares issued to shareholders in payment of distributions declared	179,728	179,728	134,664	134,664
Shares redeemed	(17,466,195)	(17,466,195)	(8,849,563)	(8,849,563)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(2,270,795)	$(2,270,795)	(22,900)	$(22,900)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	40,887,933	$40,887,933	29,692,404	$29,692,404
Shares issued to shareholders in payment of distributions declared	421,049	421,049	469,166	469,166
Shares redeemed	(46,317,669)	(46,317,669)	(43,774,755)	(43,774,755)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(5,008,687)	$(5,008,687)	(13,613,185)	$(13,613,185)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	81,750,634	$81,750,634	52,414,548	$52,414,548
Shares issued to shareholders in payment of distributions declared	1,026,802	1,026,802	1,060,423	1,060,423
Shares redeemed	(97,347,203)	(97,347,203)	(62,512,711)	(62,512,711)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,569,767)	$(14,569,767)	(9,037,740)	$(9,037,740)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	519,232,480	$519,232,480	302,353,511	$302,353,511
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2024 and 2023, was as follows:
	2024	2023
Tax-exempt income	$41,072,813	$22,297,323
Ordinary income	$2,118	$61,994
Annual Financial Statements and Additional Information
13

As of October 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$43,245
Undistributed ordinary income	$167,296
Undistributed long-term capital gains	$91,347
TOTAL	$301,888
The Fund used capital loss carryforwards of $15,763 to offset capital gains realized during the year ended October 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2024, the Adviser voluntarily waived $1,873,594 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$13,409	$(3,353)
Cash Series Shares	105,512	(17,585)
TOTAL	$118,921	$(20,938)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2024, FSC retained $190 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2024, FSSC received $286 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II
Annual Financial Statements and Additional Information
14

Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $773,117,000 and $601,205,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2024, 59.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 12.0% of total investments.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the year ended October 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. SUBSEQUENT EVENT
Effective January 1, 2025, the Fund’s annual investment advisory fee payable to the Adviser will decrease from 0.30% to 0.25% of the Fund’s average daily net assets.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2024, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Financial Statements and Additional Information
15

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes California Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2024
Annual Financial Statements and Additional Information
16

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Money Market Obligations Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	268,762,580,601.685	5,055,966,796.446	0	N/A
Thomas R. Donahue	269,104,323,435.686	4,714,223,962.445	0	N/A
John G. Carson	269,538,745,772.598	4,279,801,625.533	0	N/A
G. Thomas Hough	269,097,808,347.349	4,720,739,050.782	0	N/A
Karen L. Larrimer	269,319,058,679.097	4,499,488,719.034	0	N/A
Max F. Miller	269,178,282,209.461	4,640,265,188.670	0	N/A
Frank J. Nasta	269,412,329,499.598	4,406,217,898.533	0	N/A
Thomas M. O’Neill	267,964,806,745.146	5,853,740,652.985	0	N/A
Madelyn A. Reilly	269,045,038,518.426	4,773,508,879.705	0	N/A
John S. Walsh	267,401,544,298.362	6,417,003,099.769	0	N/A
Annual Financial Statements and Additional Information
17

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes California Municipal Cash Trust (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
18

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information
19

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
20

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
21

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
22

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes California Municipal Cash Trust

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
33949 (12/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.0%
		Alabama—6.1%
$ 3,600,000		Alabama HFA Multi-Family Housing (Double Lake Ventures LLC), (2000 Series A:Turtle Lake) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.320%, 11/7/2024	$ 3,600,000
39,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 4.000%, 11/1/2024	39,000,000
16,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 4.000%, 11/1/2024	16,000,000
34,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 4.000%, 11/1/2024	34,000,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 3.350%, 11/7/2024	28,000,000
31,000,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 4.000%, 11/1/2024	31,000,000
4,235,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.450%, 11/7/2024	4,235,000
8,865,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Federal Home Loan Bank of Atlanta LOC), 3.290%, 11/7/2024	8,865,000
		TOTAL	164,700,000
		Alaska—0.1%
100,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 3.190%, 11/7/2024	100,000
800,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 3.190%, 11/7/2024	800,000
1,720,000		Valdez, AK Marine Terminal (Exxon Pipeline Co.), (Series 1993 A) Daily VRDNs, (Exxon Mobil Corp. GTD), 4.000%, 11/1/2024	1,720,000
		TOTAL	2,620,000
		Arizona—1.3%
11,640,000		Arizona State IDA (Phoenix Children’s Hospital), (Series 2019B) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	11,640,000
4,000,000		Maricopa County, AZ, IDA (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 3.270%, 11/7/2024	4,000,000
20,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Bank of Nova Scotia LOC), 3.300%, 11/7/2024	20,000,000
		TOTAL	35,640,000
		Arkansas—0.2%
6,300,000		Little Rock, AR Metrocentre Improvement District #1 (Wehco Media, Inc.), (Series 1985) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 4.030%, 11/1/2024	6,300,000
		Colorado—0.5%
13,075,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), (Series 2024-E) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	13,075,000
		Connecticut—0.3%
8,500,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.240%, 11/7/2024	8,500,000
		District of Columbia—0.2%
6,170,000		District of Columbia (Carnegie Endowment for International Peace), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.240%, 11/7/2024	6,170,000
		Florida—13.8%
1,810,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 3.300%, 11/7/2024	1,810,000
25,000,000		Escambia County, FL Solid Waste Disposal (Florida Power & Light Co.), Gulf Power Co. Project (Series 2009) Weekly VRDNs, 3.150%, 11/6/2024	25,000,000
69,015,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series D-1) Weekly VRDNs, 3.200%, 11/7/2024	69,015,000
12,200,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series D-2) Weekly VRDNs, 3.050%, 11/7/2024	12,200,000
4,145,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 3.290%, Mandatory Tender 11/7/2024	4,145,000
36,305,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.330%, 11/6/2024	36,305,000
29,910,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.330%, 11/6/2024	29,910,000
33,375,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.100%, 11/7/2024	33,375,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 10,725,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.100%, 11/7/2024	$ 10,725,000
11,345,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.240%, 11/7/2024	11,345,000
13,510,000		Manatee County, FL (Florida Power & Light Co.) Weekly VRDNs, 3.150%, 11/6/2024	13,510,000
1,750,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 3.400%, 11/7/2024	1,750,000
3,325,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.270%, 11/6/2024	3,325,000
2,045,000		Orange County, FL, Health Facilities Authority (Orlando Health, Inc.), (Series 2008E) Weekly VRDNs, (TD Bank, N.A. LOC), 3.250%, 11/6/2024	2,045,000
75,225,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Weekly VRDNs, 3.450%, 11/6/2024	75,225,000
39,475,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs, (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.100%, 11/6/2024	39,475,000
		TOTAL	369,160,000
		Georgia—8.1%
71,225,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (Truist Bank LIQ), 3.300%, 11/7/2024	71,225,000
1,905,000		Cherokee County, GA Development Authority (Goodwill of North Georgia, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.270%, 11/6/2024	1,905,000
15,000,000		Cobb County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2004) Weekly VRDNs, (Truist Bank LOC), 3.300%, 11/7/2024	15,000,000
11,000,000		Cobb County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2006) Weekly VRDNs, (Truist Bank LOC), 3.300%, 11/7/2024	11,000,000
29,040,000		Fulton County, GA Development Authority (Children’s Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LIQ), 3.280%, 11/6/2024	29,040,000
34,645,000		Fulton County, GA Development Authority (Shepherd Center, Inc.), (Series 2009) Weekly VRDNs, (Truist Bank LOC), 3.270%, 11/6/2024	34,645,000
5,500,000		Monroe County, GA Development Authority (Florida Power & Light Co.), Pollution Control Revenue Bonds (First Series 2010) Weekly VRDNs, 3.450%, 11/7/2024	5,500,000
48,070,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2022B) Weekly VRDNs, 3.320%, 11/6/2024	48,070,000
		TOTAL	216,385,000
		Illinois—1.8%
5,685,000		Aurora, IL Economic Development Revenue (Aurora University), (Series 2019) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.280%, 11/7/2024	5,685,000
2,490,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.350%, 11/6/2024	2,490,000
40,875,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-2B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.150%, 11/6/2024	40,875,000
		TOTAL	49,050,000
		Indiana—1.2%
8,280,000		Indiana State Finance Authority Environmental (Duke Energy Indiana, LLC.), (Series 2009A-4) Daily VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 4.000%, 11/1/2024	8,280,000
15,550,000		Indiana State Finance Authority Hospital Revenue (Parkview Health System Obligated Group), (Series 2009D) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	15,550,000
6,860,000		Valparaiso, IN (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.500%, 11/7/2024	6,860,000
		TOTAL	30,690,000
		Iowa—3.6%
13,310,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-1) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	13,310,000
20,335,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	20,335,000
6,200,000		Iowa Finance Authority (Cargill, Inc.), (Series 2009B) Weekly VRDNs, 3.270%, 11/7/2024	6,200,000
3,600,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development Revenue Bonds (Series 2009A) Weekly VRDNs, 3.270%, 11/7/2024	3,600,000
12,500,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development Revenue Bonds (Series 2011A) Weekly VRDNs, 3.270%, 11/7/2024	12,500,000
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Iowa—continued
$ 41,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (Cargill, Inc. GTD), 3.270%, 11/7/2024	$ 41,500,000
		TOTAL	97,445,000
		Louisiana—8.5%
1,010,000		Hammond Area Economic & Industrial Development District, LA (AGEM Management Services LLC) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.450%, 11/7/2024	1,010,000
9,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Isidore Newman School), (Series 2002) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.660%, 11/6/2024	9,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.660%, 11/6/2024	3,350,000
3,425,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 4.050%, 11/1/2024	3,425,000
45,000,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008A) Daily VRDNs, 4.020%, 11/1/2024	45,000,000
27,400,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008C) Daily VRDNs, 4.050%, 11/1/2024	27,400,000
12,700,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	12,700,000
39,685,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.470%, 11/6/2024	39,685,000
83,180,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.450%, 11/6/2024	83,180,000
4,055,000		St. Tammany Parish Development District, LA (Main Street Holdings of St.Tammany, LLC), (Series 2006A) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.450%, 11/7/2024	4,055,000
		TOTAL	228,805,000
		Maryland—0.5%
1,600,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corp.), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	1,600,000
12,125,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985B) Weekly VRDNs, (TD Bank, N.A. LOC), 3.300%, 11/6/2024	12,125,000
		TOTAL	13,725,000
		Michigan—1.9%
35,835,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 4.020%, 11/1/2024	35,835,000
16,200,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (Bank of Nova Scotia LOC), 3.290%, 11/7/2024	16,200,000
		TOTAL	52,035,000
		Minnesota—2.8%
3,565,000		Inver Grove Heights, MN (PHM/Inver Grove, Inc.), (Series 2005) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.200%, 11/7/2024	3,565,000
12,095,000		Minneapolis, MN (One Ten Grant Project), Variable Rate Housing Revenue Bonds Weekly VRDNs, (Federal National Mortgage Association LOC), 3.240%, 11/7/2024	12,095,000
7,500,000		Moorhead, MN (American Crystal Sugar Co.), Series 2020 Weekly VRDNs, (CoBank, ACB LOC), 3.350%, 11/7/2024	7,500,000
14,585,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series A) Weekly VRDNs, 3.250%, 11/6/2024	14,585,000
12,475,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series B) Weekly VRDNs, 3.250%, 11/6/2024	12,475,000
24,000,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series B) Weekly VRDNs, (Northern Trust Co. LIQ), 3.250%, 11/6/2024	24,000,000
		TOTAL	74,220,000
		Mississippi—2.9%
5,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (1st Series 2019) Weekly VRDNs, 3.450%, 11/6/2024	5,000,000
72,000,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.240%, 11/7/2024	72,000,000
		TOTAL	77,000,000
		Multi-State—7.1%
14,000,000		Nuveen AMT-Free Municipal Credit Income Fund Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.300%, 11/7/2024	14,000,000
44,600,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.300%, 11/7/2024	44,600,000
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale S.A. LIQ), 3.300%, 11/7/2024	24,000,000
35,600,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale S.A. LIQ), 3.290%, 11/7/2024	35,600,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 3.290%, 11/7/2024	9,000,000
44,300,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 3.290%, 11/7/2024	44,300,000
Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$ 20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP (Series 5-1000) Weekly VRDPs, 3.290%, 11/7/2024	$ 20,000,000
		TOTAL	191,500,000
		Nebraska—0.1%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 3.270%, 11/7/2024	1,400,000
		New Hampshire—0.2%
4,500,000		National Finance Authority, NH (Novant Health Obligated Group), (Series 2024C) Weekly VRDNs, (Truist Bank LOC), 3.300%, 11/7/2024	4,500,000
		New York—12.3%
48,060,000		Metropolitan Transportation Authority, NY, (Series 2005D-1) Daily VRDNs, (Truist Bank LOC), 4.100%, 11/1/2024	48,060,000
18,300,000		New York City Housing Development Corp., (Series L-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.270%, 11/7/2024	18,300,000
6,400,000		New York City Transitional Finance Authority Building Aid Revenue (New York City, NY Transitional Finance Authority), (2018 Subseries C-7) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	6,400,000
4,610,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.050%, 11/1/2024	4,610,000
2,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	2,000,000
31,060,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 4.000%, 11/1/2024	31,060,000
17,000,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 4.000%, 11/1/2024	17,000,000
23,680,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.220%, 11/7/2024	23,680,000
26,100,000		New York City, NY Municipal Water Finance Authority, (Subseries CC) Daily VRDNs, (Barclays Bank PLC LIQ), 4.000%, 11/1/2024	26,100,000
4,800,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (UBS AG LIQ), 4.000%, 11/1/2024	4,800,000
1,715,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	1,715,000
8,600,000		New York City, NY Transitional Finance Authority, (Fiscal 2011, Subseries A-4) Daily VRDNs, (Barclays Bank PLC LIQ), 4.000%, 11/1/2024	8,600,000
36,690,000		New York City, NY Transitional Finance Authority, (Fiscal 2013 Subseries A-7) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.200%, 11/7/2024	36,690,000
9,000,000		New York City, NY, (Fiscal 2006 Series I-8) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.980%, 11/1/2024	9,000,000
10,700,000		New York City, NY, (Fiscal 2022 Subseries D-4) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 4.000%, 11/1/2024	10,700,000
11,120,000		New York City, NY, (Series 2019 D-4) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 4.000%, 11/1/2024	11,120,000
1,645,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 4.000%, 11/1/2024	1,645,000
4,000,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.220%, 11/6/2024	4,000,000
17,000,000		New York State HFA (Liberty Street Realty LLC), (Series 2003A) Weekly VRDNs, (Federal Home Loan Mortgage Corp. LOC), 3.290%, 11/6/2024	17,000,000
40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale S.A. LIQ), 3.290%, 11/7/2024	40,000,000
8,200,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.290%, 11/7/2024	8,200,000
		TOTAL	330,680,000
		North Carolina—1.6%
27,475,000		Person County, NC Industrial Facilities & Pollution Control Financing Authority (Certainteed Gypsum, Inc.), (Series 2010) Weekly VRDNs, (Credit Industriel et Commercial LOC), 3.290%, 11/7/2024	27,475,000
14,000,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	14,000,000
		TOTAL	41,475,000
		Ohio—1.5%
11,000,000		Ohio State (Adult Correctional Building Fund Projects), (Series C) Weekly VRDNs, (Ohio State GTD), 3.150%, 11/6/2024	11,000,000
9,335,000		Ohio State (Capital Facilities Lease-Appropriation -Adult Correction Building Fund), (Series C) Weekly VRDNs, (Ohio State LIQ), 3.250%, 11/6/2024	9,335,000
Annual Financial Statements and Additional Information
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$ 21,080,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	$ 21,080,000
		TOTAL	41,415,000
		Pennsylvania—5.0%
3,525,000		Butler County, PA IDA (Concordia Lutheran Obligated Group), (Series A of 2008) Weekly VRDNs, (Truist Bank LOC), 3.310%, 11/7/2024	3,525,000
2,500,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 4.000%, 11/1/2024	2,500,000
1,605,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 4.000%, 11/1/2024	1,605,000
35,635,000		Pennsylvania State Turnpike Commission, (Series of 2020) Weekly VRDNs, (TD Bank, N.A. LOC), 3.240%, 11/7/2024	35,635,000
6,675,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B-2) Weekly VRDNs, (TD Bank, N.A. LOC), 3.240%, 11/7/2024	6,675,000
84,475,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, (Series A of 2007) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(PNC Bank, N.A. LIQ), 3.240%, 11/7/2024	84,475,000
		TOTAL	134,415,000
		South Carolina—0.2%
5,640,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.270%, 11/6/2024	5,640,000
		Tennessee—3.1%
1,935,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 3.550%, 11/6/2024	1,935,000
4,660,000		Blount County, TN Public Building Authority (Monroe County, TN), (Series E-7-A) Weekly VRDNs, (Truist Bank LOC), 3.550%, 11/6/2024	4,660,000
15,000,000		Johnson City, TN Health & Education Facilities Board (Ballad Health), (Series 2022B) Weekly VRDNs, (Truist Bank LOC), 3.250%, 11/7/2024	15,000,000
10,675,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 3.550%, 11/7/2024	10,675,000
50,900,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty, Inc. INS)/(Truist Bank LIQ), 4.100%, 11/1/2024	50,900,000
		TOTAL	83,170,000
		Texas—12.2%
14,845,000		Austin, TX (Austin, TX Hotel Occupancy Tax), Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.230%, 11/7/2024	14,845,000
50,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 4.200%, Mandatory Tender 11/1/2024	50,000,000
3,035,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), (Series 2015-2) Weekly VRDNs, (TD Bank, N.A. LOC), 3.300%, 11/6/2024	3,035,000
113,315,000		Houston, TX Combined Utility System, (Series 2018 C) Weekly VRDNs, (Barclays Bank PLC LOC), 3.350%, 11/7/2024	113,315,000
19,200,000		Port Arthur Navigation District, TX IDC (Air Products LP), (Series 2005) Daily VRDNs, (Air Products & Chemicals, Inc. GTD), 4.020%, 11/1/2024	19,200,000
13,100,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	13,100,000
12,000,000		Texas State, Veterans Bonds (Series 2020) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.050%, 11/6/2024	12,000,000
78,510,000		Texas State, Veterans Bonds (Series 2022) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.350%, 11/6/2024	78,510,000
24,675,000		Texas State, Veterans Bonds (Series 2023) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.350%, 11/6/2024	24,675,000
		TOTAL	328,680,000
		Utah—0.1%
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.270%, 11/7/2024	2,000,000
		Virginia—1.0%
6,650,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.270%, 11/6/2024	6,650,000
2,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003A) Weekly VRDNs, 3.320%, 11/6/2024	2,500,000
4,080,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 3.550%, 11/7/2024	4,080,000
Annual Financial Statements and Additional Information
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$ 12,245,000		Virginia Commonwealth University Health System Authority, (Series 2024B) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	$ 12,245,000
		TOTAL	25,475,000
		West Virginia—1.2%
17,370,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.550%, 11/7/2024	17,370,000
15,940,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.350%, 11/6/2024	15,940,000
		TOTAL	33,310,000
		Wisconsin—0.6%
15,000,000		Appleton, WI (Foremost Farms), (Series 2010) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.350%, 11/7/2024	15,000,000
		Total Short-Term Municipals (IDENTIFIED COST $2,684,180,000)	2,684,180,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[2]	2,684,180,000
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	761,816
		TOTAL NET ASSETS—100%	$2,684,941,816
At October 31, 2024, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Commission
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)[1]	0.0324	0.0299	0.0062	0.0001	0.0060
Net realized gain (loss)	—	(0.0005)[2]	(0.0000)[3]	—	—
Total From Investment Operations	0.0324	0.0294	0.0062	0.0001	0.0060
Less Distributions:
Distributions from net investment income	(0.0324)	(0.0294)	(0.0062)	(0.0001)	(0.0060)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[4]	3.29%	2.98%	0.62%	0.01%	0.60%
Ratios to Average Net Assets:
Net expenses[5]	0.20%	0.20%	0.18%	0.08%	0.19%
Net investment income	3.24%	2.99%	0.75%	0.01%	0.64%
Expense waiver/reimbursement[6]	0.15%	0.15%	0.18%	0.29%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,820,481	$1,732,481	$1,114,556	$549,366	$735,236

1	Per share numbers have been calculated using the average shares method.
2
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

3	Represents less than $0.0001.
4	Based on net asset value.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)[1]	0.0329	0.0300	0.0065	0.0001	0.0063
Net realized gain (loss)	—	(0.0001)[2]	(0.0000)[3]	—	—
Total From Investment Operations	0.0329	0.0299	0.0065	0.0001	0.0063
Less Distributions:
Distributions from net investment income	(0.0329)	(0.0299)	(0.0065)	(0.0001)	(0.0063)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[4]	3.34%	3.03%	0.65%	0.01%	0.64%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.15%	0.14%	0.08%	0.15%
Net investment income	3.29%	2.99%	0.83%	0.01%	0.72%
Expense waiver/reimbursement[6]	0.15%	0.15%	0.17%	0.24%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$864,460	$769,020	$784,152	$301,266	$398,163

1	Per share numbers have been calculated using the average shares method.
2
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

3	Represents less than $0.0001.
4	Based on net asset value.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investment in securities, at amortized cost and fair value	$2,684,180,000
Cash	508,085
Income receivable	7,741,770
Receivable for shares sold	8,676,899
Total Assets	2,701,106,754
Liabilities:
Payable for investments purchased	6,400,000
Payable for shares redeemed	4,941,712
Income distribution payable	4,576,652
Payable for investment adviser fee (Note 5)	3,835
Payable for administrative fee (Note 5)	5,672
Payable for other service fees (Notes 2 and 5)	76,388
Accrued expenses (Note 5)	160,679
Total Liabilities	16,164,938
Net assets for 2,684,945,624 shares outstanding	$2,684,941,816
Net Assets Consist of:
Paid-in capital	$2,684,945,624
Total distributable earnings (loss)	(3,808)
Total Net Assets	$2,684,941,816
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$1,820,481,391 ÷ 1,820,516,909 shares outstanding, no par value, unlimited shares authorized	$1.0000
Premier Shares:
$864,460,425 ÷ 864,428,715 shares outstanding, no par value, unlimited shares authorized	$1.0000
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Operations
Year Ended October 31, 2024

Investment Income:
Interest	$85,798,227
Expenses:
Investment adviser fee (Note 5)	4,978,344
Administrative fee (Note 5)	1,934,118
Custodian fees	75,215
Transfer agent fees	23,482
Directors’/Trustees’ fees (Note 5)	11,473
Auditing fees	22,595
Legal fees	10,591
Portfolio accounting fees	236,088
Other service fees (Notes 2 and 5)	871,415
Share registration costs	169,148
Printing and postage	23,630
Miscellaneous (Note 5)	49,091
TOTAL EXPENSES	8,405,190
Waiver of investment adviser fee (Note 5)	(3,678,049)
Net expenses	4,727,141
Net investment income	81,071,086
Change in net assets resulting from operations	$81,071,086
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

Year Ended October 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$81,071,086	$57,986,961
Net realized gain (loss)	—	0[1]
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,071,086	57,986,961
Distributions to Shareholders:
Institutional Shares	(56,707,099)	(40,217,009)
Premier Shares	(24,385,034)	(17,768,300)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(81,092,133)	(57,985,309)
Share Transactions:
Proceeds from sale of shares	8,119,919,155	9,418,793,841
Net asset value of shares issued to shareholders in payment of distributions declared	28,098,104	18,879,560
Cost of shares redeemed	(7,964,555,771)	(8,834,881,678)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	183,461,488	602,791,723
Change in net assets	183,440,441	602,793,375
Net Assets:
Beginning of period	2,501,501,375	1,898,708,000
End of period	$2,684,941,816	$2,501,501,375

1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund; and (4) is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information
12

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $3,678,049 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$871,415
For the year ended October 31, 2024, the Fund’s Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
13

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,835,000,446	$3,835,000,446	5,129,843,765	$5,129,843,765
Shares issued to shareholders in payment of distributions declared	15,494,390	15,494,390	10,350,744	10,350,744
Shares redeemed	(3,762,470,790)	(3,762,470,790)	(4,522,266,703)	(4,522,266,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	88,024,046	$88,024,046	617,927,806	$617,927,806
	Year Ended 10/31/2024		Year Ended 10/31/2023
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	4,284,918,709	$4,284,918,709	4,288,950,076	$4,288,950,076
Shares issued to shareholders in payment of distributions declared	12,603,714	12,603,714	8,528,816	8,528,816
Shares redeemed	(4,202,084,981)	(4,202,084,981)	(4,312,614,975)	(4,312,614,975)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	95,437,442	$95,437,442	(15,136,083)	$(15,136,083)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	183,461,488	$183,461,488	602,791,723	$602,791,723
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2024 and 2023, was as follows:
	2024	2023
Tax-exempt income	$81,076,123	$56,864,270
Ordinary income	$16,010	$1,121,039
As of October 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$(3,604)
Capital loss carryforwards	$(204)
TOTAL	$(3,808)
As of October 31, 2024, the Fund had a capital loss carryforward of $204 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$204	$—	$204
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2024, the Adviser voluntarily waived $3,678,049 of its fee.
Annual Financial Statements and Additional Information
14

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,939,550,000 and $1,032,145,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the year ended October 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Annual Financial Statements and Additional Information
15

9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2024, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
For the year ended October 31, 2024, 99.98% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Financial Statements and Additional Information
16

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust ) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2024
Annual Financial Statements and Additional Information
17

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Money Market Obligations Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	268,762,580,601.685	5,055,966,796.446	0	N/A
Thomas R. Donahue	269,104,323,435.686	4,714,223,962.445	0	N/A
John G. Carson	269,538,745,772.598	4,279,801,625.533	0	N/A
G. Thomas Hough	269,097,808,347.349	4,720,739,050.782	0	N/A
Karen L. Larrimer	269,319,058,679.097	4,499,488,719.034	0	N/A
Max F. Miller	269,178,282,209.461	4,640,265,188.670	0	N/A
Frank J. Nasta	269,412,329,499.598	4,406,217,898.533	0	N/A
Thomas M. O’Neill	267,964,806,745.146	5,853,740,652.985	0	N/A
Madelyn A. Reilly	269,045,038,518.426	4,773,508,879.705	0	N/A
John S. Walsh	267,401,544,298.362	6,417,003,099.769	0	N/A
Annual Financial Statements and Additional Information
18

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
19

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information
20

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
21

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Annual Financial Statements and Additional Information
22

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
23

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Tax-Free Cash Trust

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
CUSIP 60934N666
29452 (12/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	Institutional | FFTXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.0%
		Alabama—6.1%
$ 3,600,000		Alabama HFA Multi-Family Housing (Double Lake Ventures LLC), (2000 Series A:Turtle Lake) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.320%, 11/7/2024	$ 3,600,000
39,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 4.000%, 11/1/2024	39,000,000
16,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 4.000%, 11/1/2024	16,000,000
34,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 4.000%, 11/1/2024	34,000,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 3.350%, 11/7/2024	28,000,000
31,000,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 4.000%, 11/1/2024	31,000,000
4,235,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.450%, 11/7/2024	4,235,000
8,865,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Federal Home Loan Bank of Atlanta LOC), 3.290%, 11/7/2024	8,865,000
		TOTAL	164,700,000
		Alaska—0.1%
100,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 3.190%, 11/7/2024	100,000
800,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 3.190%, 11/7/2024	800,000
1,720,000		Valdez, AK Marine Terminal (Exxon Pipeline Co.), (Series 1993 A) Daily VRDNs, (Exxon Mobil Corp. GTD), 4.000%, 11/1/2024	1,720,000
		TOTAL	2,620,000
		Arizona—1.3%
11,640,000		Arizona State IDA (Phoenix Children’s Hospital), (Series 2019B) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	11,640,000
4,000,000		Maricopa County, AZ, IDA (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 3.270%, 11/7/2024	4,000,000
20,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Bank of Nova Scotia LOC), 3.300%, 11/7/2024	20,000,000
		TOTAL	35,640,000
		Arkansas—0.2%
6,300,000		Little Rock, AR Metrocentre Improvement District #1 (Wehco Media, Inc.), (Series 1985) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 4.030%, 11/1/2024	6,300,000
		Colorado—0.5%
13,075,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), (Series 2024-E) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	13,075,000
		Connecticut—0.3%
8,500,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.240%, 11/7/2024	8,500,000
		District of Columbia—0.2%
6,170,000		District of Columbia (Carnegie Endowment for International Peace), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.240%, 11/7/2024	6,170,000
		Florida—13.8%
1,810,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 3.300%, 11/7/2024	1,810,000
25,000,000		Escambia County, FL Solid Waste Disposal (Florida Power & Light Co.), Gulf Power Co. Project (Series 2009) Weekly VRDNs, 3.150%, 11/6/2024	25,000,000
69,015,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series D-1) Weekly VRDNs, 3.200%, 11/7/2024	69,015,000
12,200,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series D-2) Weekly VRDNs, 3.050%, 11/7/2024	12,200,000
4,145,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 3.290%, Mandatory Tender 11/7/2024	4,145,000
36,305,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.330%, 11/6/2024	36,305,000
29,910,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.330%, 11/6/2024	29,910,000
33,375,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.100%, 11/7/2024	33,375,000
Annual Financial Statements
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 10,725,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.100%, 11/7/2024	$ 10,725,000
11,345,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.240%, 11/7/2024	11,345,000
13,510,000		Manatee County, FL (Florida Power & Light Co.) Weekly VRDNs, 3.150%, 11/6/2024	13,510,000
1,750,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 3.400%, 11/7/2024	1,750,000
3,325,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.270%, 11/6/2024	3,325,000
2,045,000		Orange County, FL, Health Facilities Authority (Orlando Health, Inc.), (Series 2008E) Weekly VRDNs, (TD Bank, N.A. LOC), 3.250%, 11/6/2024	2,045,000
75,225,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Weekly VRDNs, 3.450%, 11/6/2024	75,225,000
39,475,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs, (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.100%, 11/6/2024	39,475,000
		TOTAL	369,160,000
		Georgia—8.1%
71,225,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (Truist Bank LIQ), 3.300%, 11/7/2024	71,225,000
1,905,000		Cherokee County, GA Development Authority (Goodwill of North Georgia, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.270%, 11/6/2024	1,905,000
15,000,000		Cobb County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2004) Weekly VRDNs, (Truist Bank LOC), 3.300%, 11/7/2024	15,000,000
11,000,000		Cobb County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2006) Weekly VRDNs, (Truist Bank LOC), 3.300%, 11/7/2024	11,000,000
29,040,000		Fulton County, GA Development Authority (Children’s Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LIQ), 3.280%, 11/6/2024	29,040,000
34,645,000		Fulton County, GA Development Authority (Shepherd Center, Inc.), (Series 2009) Weekly VRDNs, (Truist Bank LOC), 3.270%, 11/6/2024	34,645,000
5,500,000		Monroe County, GA Development Authority (Florida Power & Light Co.), Pollution Control Revenue Bonds (First Series 2010) Weekly VRDNs, 3.450%, 11/7/2024	5,500,000
48,070,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2022B) Weekly VRDNs, 3.320%, 11/6/2024	48,070,000
		TOTAL	216,385,000
		Illinois—1.8%
5,685,000		Aurora, IL Economic Development Revenue (Aurora University), (Series 2019) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.280%, 11/7/2024	5,685,000
2,490,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.350%, 11/6/2024	2,490,000
40,875,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-2B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.150%, 11/6/2024	40,875,000
		TOTAL	49,050,000
		Indiana—1.2%
8,280,000		Indiana State Finance Authority Environmental (Duke Energy Indiana, LLC.), (Series 2009A-4) Daily VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 4.000%, 11/1/2024	8,280,000
15,550,000		Indiana State Finance Authority Hospital Revenue (Parkview Health System Obligated Group), (Series 2009D) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	15,550,000
6,860,000		Valparaiso, IN (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.500%, 11/7/2024	6,860,000
		TOTAL	30,690,000
		Iowa—3.6%
13,310,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-1) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	13,310,000
20,335,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	20,335,000
6,200,000		Iowa Finance Authority (Cargill, Inc.), (Series 2009B) Weekly VRDNs, 3.270%, 11/7/2024	6,200,000
3,600,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development Revenue Bonds (Series 2009A) Weekly VRDNs, 3.270%, 11/7/2024	3,600,000
12,500,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development Revenue Bonds (Series 2011A) Weekly VRDNs, 3.270%, 11/7/2024	12,500,000
Annual Financial Statements
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Iowa—continued
$ 41,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (Cargill, Inc. GTD), 3.270%, 11/7/2024	$ 41,500,000
		TOTAL	97,445,000
		Louisiana—8.5%
1,010,000		Hammond Area Economic & Industrial Development District, LA (AGEM Management Services LLC) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.450%, 11/7/2024	1,010,000
9,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Isidore Newman School), (Series 2002) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.660%, 11/6/2024	9,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.660%, 11/6/2024	3,350,000
3,425,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 4.050%, 11/1/2024	3,425,000
45,000,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008A) Daily VRDNs, 4.020%, 11/1/2024	45,000,000
27,400,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008C) Daily VRDNs, 4.050%, 11/1/2024	27,400,000
12,700,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	12,700,000
39,685,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.470%, 11/6/2024	39,685,000
83,180,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.450%, 11/6/2024	83,180,000
4,055,000		St. Tammany Parish Development District, LA (Main Street Holdings of St.Tammany, LLC), (Series 2006A) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.450%, 11/7/2024	4,055,000
		TOTAL	228,805,000
		Maryland—0.5%
1,600,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corp.), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	1,600,000
12,125,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985B) Weekly VRDNs, (TD Bank, N.A. LOC), 3.300%, 11/6/2024	12,125,000
		TOTAL	13,725,000
		Michigan—1.9%
35,835,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 4.020%, 11/1/2024	35,835,000
16,200,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (Bank of Nova Scotia LOC), 3.290%, 11/7/2024	16,200,000
		TOTAL	52,035,000
		Minnesota—2.8%
3,565,000		Inver Grove Heights, MN (PHM/Inver Grove, Inc.), (Series 2005) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.200%, 11/7/2024	3,565,000
12,095,000		Minneapolis, MN (One Ten Grant Project), Variable Rate Housing Revenue Bonds Weekly VRDNs, (Federal National Mortgage Association LOC), 3.240%, 11/7/2024	12,095,000
7,500,000		Moorhead, MN (American Crystal Sugar Co.), Series 2020 Weekly VRDNs, (CoBank, ACB LOC), 3.350%, 11/7/2024	7,500,000
14,585,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series A) Weekly VRDNs, 3.250%, 11/6/2024	14,585,000
12,475,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series B) Weekly VRDNs, 3.250%, 11/6/2024	12,475,000
24,000,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series B) Weekly VRDNs, (Northern Trust Co. LIQ), 3.250%, 11/6/2024	24,000,000
		TOTAL	74,220,000
		Mississippi—2.9%
5,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (1st Series 2019) Weekly VRDNs, 3.450%, 11/6/2024	5,000,000
72,000,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.240%, 11/7/2024	72,000,000
		TOTAL	77,000,000
		Multi-State—7.1%
14,000,000		Nuveen AMT-Free Municipal Credit Income Fund Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.300%, 11/7/2024	14,000,000
44,600,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.300%, 11/7/2024	44,600,000
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale S.A. LIQ), 3.300%, 11/7/2024	24,000,000
35,600,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale S.A. LIQ), 3.290%, 11/7/2024	35,600,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 3.290%, 11/7/2024	9,000,000
44,300,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 3.290%, 11/7/2024	44,300,000
Annual Financial Statements
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$ 20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP (Series 5-1000) Weekly VRDPs, 3.290%, 11/7/2024	$ 20,000,000
		TOTAL	191,500,000
		Nebraska—0.1%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 3.270%, 11/7/2024	1,400,000
		New Hampshire—0.2%
4,500,000		National Finance Authority, NH (Novant Health Obligated Group), (Series 2024C) Weekly VRDNs, (Truist Bank LOC), 3.300%, 11/7/2024	4,500,000
		New York—12.3%
48,060,000		Metropolitan Transportation Authority, NY, (Series 2005D-1) Daily VRDNs, (Truist Bank LOC), 4.100%, 11/1/2024	48,060,000
18,300,000		New York City Housing Development Corp., (Series L-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.270%, 11/7/2024	18,300,000
6,400,000		New York City Transitional Finance Authority Building Aid Revenue (New York City, NY Transitional Finance Authority), (2018 Subseries C-7) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	6,400,000
4,610,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.050%, 11/1/2024	4,610,000
2,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	2,000,000
31,060,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 4.000%, 11/1/2024	31,060,000
17,000,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 4.000%, 11/1/2024	17,000,000
23,680,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.220%, 11/7/2024	23,680,000
26,100,000		New York City, NY Municipal Water Finance Authority, (Subseries CC) Daily VRDNs, (Barclays Bank PLC LIQ), 4.000%, 11/1/2024	26,100,000
4,800,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (UBS AG LIQ), 4.000%, 11/1/2024	4,800,000
1,715,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	1,715,000
8,600,000		New York City, NY Transitional Finance Authority, (Fiscal 2011, Subseries A-4) Daily VRDNs, (Barclays Bank PLC LIQ), 4.000%, 11/1/2024	8,600,000
36,690,000		New York City, NY Transitional Finance Authority, (Fiscal 2013 Subseries A-7) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.200%, 11/7/2024	36,690,000
9,000,000		New York City, NY, (Fiscal 2006 Series I-8) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.980%, 11/1/2024	9,000,000
10,700,000		New York City, NY, (Fiscal 2022 Subseries D-4) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 4.000%, 11/1/2024	10,700,000
11,120,000		New York City, NY, (Series 2019 D-4) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 4.000%, 11/1/2024	11,120,000
1,645,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 4.000%, 11/1/2024	1,645,000
4,000,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.220%, 11/6/2024	4,000,000
17,000,000		New York State HFA (Liberty Street Realty LLC), (Series 2003A) Weekly VRDNs, (Federal Home Loan Mortgage Corp. LOC), 3.290%, 11/6/2024	17,000,000
40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale S.A. LIQ), 3.290%, 11/7/2024	40,000,000
8,200,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.290%, 11/7/2024	8,200,000
		TOTAL	330,680,000
		North Carolina—1.6%
27,475,000		Person County, NC Industrial Facilities & Pollution Control Financing Authority (Certainteed Gypsum, Inc.), (Series 2010) Weekly VRDNs, (Credit Industriel et Commercial LOC), 3.290%, 11/7/2024	27,475,000
14,000,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	14,000,000
		TOTAL	41,475,000
		Ohio—1.5%
11,000,000		Ohio State (Adult Correctional Building Fund Projects), (Series C) Weekly VRDNs, (Ohio State GTD), 3.150%, 11/6/2024	11,000,000
9,335,000		Ohio State (Capital Facilities Lease-Appropriation -Adult Correction Building Fund), (Series C) Weekly VRDNs, (Ohio State LIQ), 3.250%, 11/6/2024	9,335,000
Annual Financial Statements
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$ 21,080,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	$ 21,080,000
		TOTAL	41,415,000
		Pennsylvania—5.0%
3,525,000		Butler County, PA IDA (Concordia Lutheran Obligated Group), (Series A of 2008) Weekly VRDNs, (Truist Bank LOC), 3.310%, 11/7/2024	3,525,000
2,500,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 4.000%, 11/1/2024	2,500,000
1,605,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 4.000%, 11/1/2024	1,605,000
35,635,000		Pennsylvania State Turnpike Commission, (Series of 2020) Weekly VRDNs, (TD Bank, N.A. LOC), 3.240%, 11/7/2024	35,635,000
6,675,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B-2) Weekly VRDNs, (TD Bank, N.A. LOC), 3.240%, 11/7/2024	6,675,000
84,475,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, (Series A of 2007) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(PNC Bank, N.A. LIQ), 3.240%, 11/7/2024	84,475,000
		TOTAL	134,415,000
		South Carolina—0.2%
5,640,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.270%, 11/6/2024	5,640,000
		Tennessee—3.1%
1,935,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 3.550%, 11/6/2024	1,935,000
4,660,000		Blount County, TN Public Building Authority (Monroe County, TN), (Series E-7-A) Weekly VRDNs, (Truist Bank LOC), 3.550%, 11/6/2024	4,660,000
15,000,000		Johnson City, TN Health & Education Facilities Board (Ballad Health), (Series 2022B) Weekly VRDNs, (Truist Bank LOC), 3.250%, 11/7/2024	15,000,000
10,675,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 3.550%, 11/7/2024	10,675,000
50,900,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty, Inc. INS)/(Truist Bank LIQ), 4.100%, 11/1/2024	50,900,000
		TOTAL	83,170,000
		Texas—12.2%
14,845,000		Austin, TX (Austin, TX Hotel Occupancy Tax), Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.230%, 11/7/2024	14,845,000
50,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 4.200%, Mandatory Tender 11/1/2024	50,000,000
3,035,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), (Series 2015-2) Weekly VRDNs, (TD Bank, N.A. LOC), 3.300%, 11/6/2024	3,035,000
113,315,000		Houston, TX Combined Utility System, (Series 2018 C) Weekly VRDNs, (Barclays Bank PLC LOC), 3.350%, 11/7/2024	113,315,000
19,200,000		Port Arthur Navigation District, TX IDC (Air Products LP), (Series 2005) Daily VRDNs, (Air Products & Chemicals, Inc. GTD), 4.020%, 11/1/2024	19,200,000
13,100,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	13,100,000
12,000,000		Texas State, Veterans Bonds (Series 2020) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.050%, 11/6/2024	12,000,000
78,510,000		Texas State, Veterans Bonds (Series 2022) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.350%, 11/6/2024	78,510,000
24,675,000		Texas State, Veterans Bonds (Series 2023) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.350%, 11/6/2024	24,675,000
		TOTAL	328,680,000
		Utah—0.1%
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.270%, 11/7/2024	2,000,000
		Virginia—1.0%
6,650,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.270%, 11/6/2024	6,650,000
2,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003A) Weekly VRDNs, 3.320%, 11/6/2024	2,500,000
4,080,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 3.550%, 11/7/2024	4,080,000
Annual Financial Statements
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$ 12,245,000		Virginia Commonwealth University Health System Authority, (Series 2024B) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	$ 12,245,000
		TOTAL	25,475,000
		West Virginia—1.2%
17,370,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.550%, 11/7/2024	17,370,000
15,940,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.350%, 11/6/2024	15,940,000
		TOTAL	33,310,000
		Wisconsin—0.6%
15,000,000		Appleton, WI (Foremost Farms), (Series 2010) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.350%, 11/7/2024	15,000,000
		Total Short-Term Municipals (IDENTIFIED COST $2,684,180,000)	2,684,180,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[2]	2,684,180,000
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	761,816
		TOTAL NET ASSETS—100%	$2,684,941,816
At October 31, 2024, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Commission
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Financial Statements
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)[1]	0.0324	0.0299	0.0062	0.0001	0.0060
Net realized gain (loss)	—	(0.0005)[2]	(0.0000)[3]	—	—
Total From Investment Operations	0.0324	0.0294	0.0062	0.0001	0.0060
Less Distributions:
Distributions from net investment income	(0.0324)	(0.0294)	(0.0062)	(0.0001)	(0.0060)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[4]	3.29%	2.98%	0.62%	0.01%	0.60%
Ratios to Average Net Assets:
Net expenses[5]	0.20%	0.20%	0.18%	0.08%	0.19%
Net investment income	3.24%	2.99%	0.75%	0.01%	0.64%
Expense waiver/reimbursement[6]	0.15%	0.15%	0.18%	0.29%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,820,481	$1,732,481	$1,114,556	$549,366	$735,236

1	Per share numbers have been calculated using the average shares method.
2
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

3	Represents less than $0.0001.
4	Based on net asset value.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Premier Shares are presented separately.
Annual Financial Statements
7

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investment in securities, at amortized cost and fair value	$2,684,180,000
Cash	508,085
Income receivable	7,741,770
Receivable for shares sold	8,676,899
Total Assets	2,701,106,754
Liabilities:
Payable for investments purchased	6,400,000
Payable for shares redeemed	4,941,712
Income distribution payable	4,576,652
Payable for investment adviser fee (Note 5)	3,835
Payable for administrative fee (Note 5)	5,672
Payable for other service fees (Notes 2 and 5)	76,388
Accrued expenses (Note 5)	160,679
Total Liabilities	16,164,938
Net assets for 2,684,945,624 shares outstanding	$2,684,941,816
Net Assets Consist of:
Paid-in capital	$2,684,945,624
Total distributable earnings (loss)	(3,808)
Total Net Assets	$2,684,941,816
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$1,820,481,391 ÷ 1,820,516,909 shares outstanding, no par value, unlimited shares authorized	$1.0000
Premier Shares:
$864,460,425 ÷ 864,428,715 shares outstanding, no par value, unlimited shares authorized	$1.0000
See Notes which are an integral part of the Financial Statements
Annual Financial Statements
8

Statement of Operations
Year Ended October 31, 2024

Investment Income:
Interest	$85,798,227
Expenses:
Investment adviser fee (Note 5)	4,978,344
Administrative fee (Note 5)	1,934,118
Custodian fees	75,215
Transfer agent fees	23,482
Directors’/Trustees’ fees (Note 5)	11,473
Auditing fees	22,595
Legal fees	10,591
Portfolio accounting fees	236,088
Other service fees (Notes 2 and 5)	871,415
Share registration costs	169,148
Printing and postage	23,630
Miscellaneous (Note 5)	49,091
TOTAL EXPENSES	8,405,190
Waiver of investment adviser fee (Note 5)	(3,678,049)
Net expenses	4,727,141
Net investment income	81,071,086
Change in net assets resulting from operations	$81,071,086
See Notes which are an integral part of the Financial Statements
Annual Financial Statements
9

Statement of Changes in Net Assets

Year Ended October 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$81,071,086	$57,986,961
Net realized gain (loss)	—	0[1]
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,071,086	57,986,961
Distributions to Shareholders:
Institutional Shares	(56,707,099)	(40,217,009)
Premier Shares	(24,385,034)	(17,768,300)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(81,092,133)	(57,985,309)
Share Transactions:
Proceeds from sale of shares	8,119,919,155	9,418,793,841
Net asset value of shares issued to shareholders in payment of distributions declared	28,098,104	18,879,560
Cost of shares redeemed	(7,964,555,771)	(8,834,881,678)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	183,461,488	602,791,723
Change in net assets	183,440,441	602,793,375
Net Assets:
Beginning of period	2,501,501,375	1,898,708,000
End of period	$2,684,941,816	$2,501,501,375

1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements
10

Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund; and (4) is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements
11

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $3,678,049 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$871,415
For the year ended October 31, 2024, the Fund’s Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements
12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,835,000,446	$3,835,000,446	5,129,843,765	$5,129,843,765
Shares issued to shareholders in payment of distributions declared	15,494,390	15,494,390	10,350,744	10,350,744
Shares redeemed	(3,762,470,790)	(3,762,470,790)	(4,522,266,703)	(4,522,266,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	88,024,046	$88,024,046	617,927,806	$617,927,806
	Year Ended 10/31/2024		Year Ended 10/31/2023
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	4,284,918,709	$4,284,918,709	4,288,950,076	$4,288,950,076
Shares issued to shareholders in payment of distributions declared	12,603,714	12,603,714	8,528,816	8,528,816
Shares redeemed	(4,202,084,981)	(4,202,084,981)	(4,312,614,975)	(4,312,614,975)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	95,437,442	$95,437,442	(15,136,083)	$(15,136,083)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	183,461,488	$183,461,488	602,791,723	$602,791,723
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2024 and 2023, was as follows:
	2024	2023
Tax-exempt income	$81,076,123	$56,864,270
Ordinary income	$16,010	$1,121,039
As of October 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$(3,604)
Capital loss carryforwards	$(204)
TOTAL	$(3,808)
As of October 31, 2024, the Fund had a capital loss carryforward of $204 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$204	$—	$204
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2024, the Adviser voluntarily waived $3,678,049 of its fee.
Annual Financial Statements
13

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,939,550,000 and $1,032,145,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the year ended October 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Annual Financial Statements
14

9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2024, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
For the year ended October 31, 2024, 99.98% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Financial Statements
15

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust ) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2024
Annual Financial Statements
16

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Money Market Obligations Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	268,762,580,601.685	5,055,966,796.446	0	N/A
Thomas R. Donahue	269,104,323,435.686	4,714,223,962.445	0	N/A
John G. Carson	269,538,745,772.598	4,279,801,625.533	0	N/A
G. Thomas Hough	269,097,808,347.349	4,720,739,050.782	0	N/A
Karen L. Larrimer	269,319,058,679.097	4,499,488,719.034	0	N/A
Max F. Miller	269,178,282,209.461	4,640,265,188.670	0	N/A
Frank J. Nasta	269,412,329,499.598	4,406,217,898.533	0	N/A
Thomas M. O’Neill	267,964,806,745.146	5,853,740,652.985	0	N/A
Madelyn A. Reilly	269,045,038,518.426	4,773,508,879.705	0	N/A
John S. Walsh	267,401,544,298.362	6,417,003,099.769	0	N/A
Annual Financial Statements
17

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements
18

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements
19

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements
20

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Annual Financial Statements
21

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements
22

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Tax-Free Cash Trust

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
Q454416 (12/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX
Cash Series | FNCXX

Federated Hermes New York Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—98.6%
		New York—98.6%
$ 6,130,000		Albany, NY IDA (Renaissance Corp. of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 3.440%, 11/7/2024	$ 6,130,000
315,000		Albany, NY IDA (South Mall Towers Albany LP), (Series 2003A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.310%, 11/7/2024	315,000
3,524,260		Ardsley Village, NY BANs, 3.500%, 10/2/2025	3,535,225
6,000,000		Battery Park, NY City Authority, (Series 2019D) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.900%, 11/7/2024	6,000,000
2,850,000		Brocton, NY Central School District BANs, 3.750%, 6/26/2025	2,855,449
2,000,000		Build NYC Resource Corp. (Federation of Protestant Welfare Agencies, Inc.), (Series 2014) Weekly VRDNs, (TD Bank, N.A. LOC), 3.410%, 11/7/2024	2,000,000
6,092,802		Byron Bergen NY Central School District BANs, 4.100%, 6/13/2025	6,103,945
730,000		Chautauqua County, NY IDA (Jamestown Community College), (Series 2007A) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.350%, 11/7/2024	730,000
2,071,050		Cold Spring, NY BANs, 4.500%, 5/2/2025	2,075,811
2,475,000		Cornwall, NY, (Series A) BANs, 4.500%, 5/1/2025	2,483,027
10,400,000		Erie County, NY IDA (Ellicott Park Townhomes Community Partners LP), Mizuho 3a-7 (Series 2024-MIZ9170) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.340%, 11/7/2024	10,400,000
11,150,000		Erie County, NY IDA (OAHS Tonawanda TC LLC), Mizuho 3a-7 (Series 2023-MIZ9125) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	11,150,000
2,760,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corp.), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 3.270%, 11/7/2024	2,760,000
2,560,600		Evans, NY BANs, 4.250%, 5/15/2025	2,564,674
1,500,000		Farmington, NY BANs, 4.250%, 7/30/2025	1,502,127
3,500,000		Fillmore, NY Central School District BANs, 3.750%, 6/27/2025	3,506,677
1,500,000		Groton Village, NY BANs, 4.250%, 9/17/2025	1,503,785
5,590,000		Hempstead (town), NY IDA Multi-Family Housing (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.280%, 11/7/2024	5,590,000
4,000,000		Highlands, NY BANs, 4.750%, 11/21/2024	4,001,259
8,305,326		Hornell, NY BANs, 4.000%, 4/10/2025	8,315,848
1,665,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2022-ZL0352) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.270%, 11/7/2024	1,665,000
2,000,000		La Fargeville, NY CSD BANs, 4.500%, 7/11/2025	2,007,305
4,955,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-2a) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	4,955,000
5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2012A-2) Weekly VRDNs, (Bank of Montreal LOC), 3.220%, 11/7/2024	5,000,000
3,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2015 E-1) Daily VRDNs, (Barclays Bank PLC LOC), 4.000%, 11/1/2024	3,500,000
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2022-XM1004) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.360%, 11/7/2024	10,000,000
17,000,000		Metropolitan Transportation Authority, NY, (Series 2002D-2B) Daily VRDNs, (Truist Bank LOC), 4.050%, 11/1/2024	17,000,000
1,405,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.400%, 11/7/2024	1,405,000
3,415,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank, N.A. LOC), 3.350%, 11/7/2024	3,415,000
7,500,000		New York City Capital Resource Corp. (Wyhehotel LLC) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 3.460%, 11/7/2024	7,500,000
5,800,000		New York City Housing Development Corp. (2 Gold LLC), (Series 2006A: 2 Gold Street) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.220%, 11/6/2024	5,800,000
1,700,000		New York City Housing Development Corp., (Series L-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.270%, 11/7/2024	1,700,000
4,500,000		New York City Housing Development Corp., (Series L-2) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.250%, 11/7/2024	4,500,000
1,600,000		New York City Transitional Finance Authority Building Aid Revenue (New York City, NY Transitional Finance Authority), (2018 Subseries C-7) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	1,600,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 7,900,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 4.000%, 11/1/2024	$ 7,900,000
5,000,000		New York City, NY Municipal Water Finance Authority, (Series 2015BB-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.240%, 11/7/2024	5,000,000
6,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.210%, 11/7/2024	6,000,000
1,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	1,000,000
7,500,000		New York City, NY Transitional Finance Authority, (Fiscal 2025 Subseries C-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.200%, 11/7/2024	7,500,000
1,120,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 3.980%, 11/1/2024	1,120,000
4,675,000		New York City, NY Transitional Finance Authority, (Series 2023-MS0019), (Morgan Stanley Bank, N.A. LIQ), 3.390%, Optional Tender 11/21/2024	4,675,000
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.250%, 11/7/2024	500,000
4,000,000		New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (Series 2022-XF1420) Weekly VRDNs, (Bank of America N.A. LIQ), 3.270%, 11/7/2024	4,000,000
1,400,000		New York City, NY, (Fiscal 2012 Series A-4) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.220%, 11/7/2024	1,400,000
2,000,000		New York City, NY, (Fiscal 2018 Series E Subseries E-5) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	2,000,000
2,000,000		New York State Dormitory Authority (New York University), CP, 3.040%, Mandatory Tender 12/3/2024	2,000,000
10,500,000		New York State Dormitory Authority (New York University), CP, 3.100%, Mandatory Tender 11/13/2024	10,500,000
5,000,000		New York State Dormitory Authority (New York University), CP, 3.400%, Mandatory Tender 12/10/2024	5,000,000
10,000,000		New York State Dormitory Authority (Northwell Healthcare, Inc.), Tender Option Bond Trust Certificates (Series 2022-XF2994) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 3.390%, 11/7/2024	10,000,000
6,590,000		New York State Dormitory Authority (Royal Charter Properties-East, Inc.), (Series 2006A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.290%, 11/6/2024	6,590,000
9,000,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Subseries 2010A-2) Weekly VRDNs, (Bank of Nova Scotia LOC), 3.100%, 11/6/2024	9,000,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 3.300%, 11/6/2024	24,880,000
1,800,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.210%, 11/6/2024	1,800,000
2,440,000		New York State HFA (29 Flatbush Associates, LLC), (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.280%, 11/6/2024	2,440,000
400,000		New York State HFA (29 Flatbush Associates, LLC), (Series A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.280%, 11/6/2024	400,000
10,000,000		New York State HFA (316 Eleventh Avenue Housing), (2007 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.050%, 11/6/2024	10,000,000
1,550,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 3.150%, 11/6/2024	1,550,000
7,430,000		New York State HFA (330 West 39th Street), (2010 Series A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.400%, 11/6/2024	7,430,000
7,400,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 HIGH GRADE TRUST (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.590%, 11/7/2024	7,400,000
2,935,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.220%, 11/6/2024	2,935,000
10,000,000		New York State HFA (East 84th Street), (1995 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.370%, 11/6/2024	10,000,000
2,400,000		New York State HFA (Liberty Street Realty LLC), (Series 2003A) Weekly VRDNs, (Federal Home Loan Mortgage Corp. LOC), 3.290%, 11/6/2024	2,400,000
5,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 3.230%, Mandatory Tender 11/18/2024	5,000,000
5,000,000		New York State Thruway Authority - Personal Income Tax Revenue, Tender Option Bond Certificates (Series 2022-XM1076) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.270%, 11/7/2024	5,000,000
5,000,000		New York State Urban Development Corp. (New York State), MS 3a-7(Series 2023-MS0021), (Morgan Stanley Bank, N.A. LIQ), 3.390%, Mandatory Tender 11/14/2024	5,000,000
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 6,000,000
New York Transportation Development Corp. (JFK International Airport New Terminal One Project), Tender Option Bond
Certificates (Series 2024-XF3233) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ),
3.420%, 11/7/2024
			$ 6,000,000
7,500,000		New York Transportation Development Corp. (JFK International Airport New Terminal One Project), Tender Option Bond Certificates (Series 2024-XM1174) Weekly VRDNs, (Assured Guaranty, Inc. LOC)/(Barclays Bank PLC LIQ), 3.420%, 11/7/2024	7,500,000
1,125,000		New York, NY City Industrial Agency (Jamaica First Parking LLC), (Series 2004) Weekly VRDNs, (TD Bank, N.A. LOC), 3.270%, 11/7/2024	1,125,000
2,344,000		Newfane, NY Central School District, (Series A) BANs, 4.250%, 6/26/2025	2,347,805
10,000,000		Niagara County, NY IDA (OAHS Niagara Towers TC LLC), Mizuho 3a-7 (Series 2023-MIZ91280) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	10,000,000
6,300,000		Niagara County, NY IDA (OAHS Urban Park TC LLC), Mizuho 3a-7 (Series 2023-MIZ9126) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.560%, 11/7/2024	6,300,000
1,330,000		Niagara Frontier Transportation Authority, (Series A), 5.000%, 4/1/2025	1,335,316
1,600,000		Norwich, NY City School District BANs, 4.250%, 6/26/2025	1,603,698
17,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.290%, 11/7/2024	17,000,000
3,335,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 3.440%, 11/7/2024	3,335,000
7,030,000		PIMCO New York Municipal Income Fund II, Putters 3a-7 (VMTP 5061) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/7/2024	7,030,000
5,675,000		Scio, NY Central School District BANs, 4.500%, 7/11/2025	5,690,398
4,000,000		Sherrill, NY City School District BANs, 4.250%, 6/26/2025	4,006,228
5,000,000		Sherrill, NY City School District RANs, 4.250%, 6/20/2025	5,007,594
1,795,842		Sleepy Hollow, NY BANs, 4.500%, 11/15/2024	1,796,212
1,080,635		Stony Point, NY BANs, 4.500%, 5/15/2025	1,084,359
5,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), Tender Option Bond Trust Receipts (Series 2023-ZF1682) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.270%, 11/7/2024	5,000,000
1,300,000		Triborough Bridge & Tunnel Authority, NY, (Series 2005A) Weekly VRDNs, (Barclays Bank PLC LOC), 3.220%, 11/7/2024	1,300,000
2,450,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2B) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 3.210%, 11/7/2024	2,450,000
2,630,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams-Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.350%, 11/7/2024	2,630,000
4,291,900		Vestal, NY BANs, 4.000%, 6/6/2025	4,298,024
1,000,000		Watertown, NY Enlarged City School District RANs, 4.000%, 10/10/2025	1,002,716
12,735,000		Westchester County, NY IDA (Levister Redevelopment Co. LLC/NY), BAML (3a-7) (Series 2024-BAML6025) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.240%, 11/1/2024	12,735,000
1,555,000		Westchester County, NY IDA (Westchester Arts Council, Inc.), (Series 2004) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.440%, 11/7/2024	1,555,000
5,840,000		Westchester County, NY Local Development Authority (Westchester County Healthcare Corp. Obligated Group), Tender Option Bond Certificates (Series 2023-XF3195) Weekly VRDNs, (Assured Guaranty, Inc. LOC)/(Barclays Bank PLC LIQ), 3.320%, 11/7/2024	5,840,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $441,962,482)	441,962,482
		MUNICIPAL BONDS—0.6%
		New York—0.6%
2,505,000		Keene, NY Central School District BANs, 4.000%, 11/14/2025 (IDENTIFIED COST $2,517,099)	2,517,099
		TOTAL INVESTMENT IN SECURITIES—99.2% (AT AMORTIZED COST)[2]	444,479,581
		OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	3,748,662
		TOTAL NET ASSETS—100%	$448,228,243
Annual Financial Statements and Additional Information
3

Securities that are subject to the federal alternative minimum tax (AMT) represent 21.8% of the Fund’s portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of October 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.032	0.029	0.006	0.000[2]	0.006
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.032	0.029	0.006	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.032)	(0.029)	(0.006)	(0.000)[2]	(0.006)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.032)	(0.029)	(0.006)	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.29%	2.97%	0.59%	0.01%	0.58%
Ratios to Average Net Assets:
Net expenses[4]	0.32%	0.32%	0.26%	0.21%	0.32%
Net investment income	3.25%	2.94%	0.58%	0.01%	0.64%
Expense waiver/reimbursement[5]	0.17%	0.26%	0.30%	0.34%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$364,923	$206,898	$115,589	$111,555	$179,225

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.030	0.028	0.005	0.000[2]	0.004
Net realized gain (loss)	0.000[2]	(0.001)	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.030	0.027	0.005	0.000[2]	0.004
Less Distributions:
Distributions from net investment income	(0.030)	(0.027)	(0.005)	(0.000)[2]	(0.004)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.030)	(0.027)	(0.005)	(0.000)[2]	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.07%	2.75%	0.46%	0.01%	0.43%
Ratios to Average Net Assets:
Net expenses[4]	0.54%	0.54%	0.33%	0.20%	0.46%
Net investment income	3.02%	2.79%	0.11%	0.01%	0.42%
Expense waiver/reimbursement[5]	0.45%	0.54%	0.78%	0.84%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,915	$35,297	$13,677	$182,028	$221,000

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.028	0.024	0.003	0.000[2]	0.003
Net realized gain (loss)	0.000[2]	0.001	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.028	0.025	0.003	0.000[2]	0.003
Less Distributions:
Distributions from net investment income	(0.028)	(0.025)	(0.003)	(0.000)[2]	(0.003)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.028)	(0.025)	(0.003)	(0.000)[2]	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.83%	2.51%	0.35%	0.01%	0.32%
Ratios to Average Net Assets:
Net expenses[4]	0.77%	0.77%	0.53%	0.20%	0.61%
Net investment income	2.80%	2.40%	0.40%	0.01%	0.37%
Expense waiver/reimbursement[5]	0.22%	0.31%	0.52%	0.85%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,770	$2,458	$6,850	$8,058	$7,515

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.025	0.022	0.003	0.000[2]	0.002
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.025	0.022	0.003	0.000[2]	0.002
Less Distributions:
Distributions from net investment income	(0.025)	(0.022)	(0.003)	(0.000)[2]	(0.002)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.025)	(0.022)	(0.003)	(0.000)[2]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.57%	2.26%	0.27%	0.01%	0.21%
Ratios to Average Net Assets:
Net expenses[4]	1.02%	1.02%	0.54%	0.19%	0.71%
Net investment income	2.54%	2.18%	0.22%	0.01%	0.21%
Expense waiver/reimbursement[5]	0.32%	0.41%	0.88%	1.20%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,621	$26,134	$25,174	$28,468	$26,151

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investment in securities, at amortized cost and fair value	$444,479,581
Cash	61,204
Income receivable	2,859,325
Receivable for shares sold	3,823,933
Total Assets	451,224,043
Liabilities:
Payable for investments purchased	2,517,099
Payable for shares redeemed	180,440
Income distribution payable	148,427
Payable for investment adviser fee (Note 5)	2,183
Payable for administrative fee (Note 5)	940
Payable for distribution services fee (Note 5)	13,828
Payable for other service fees (Notes 2 and 5)	16,272
Accrued expenses (Note 5)	116,611
Total Liabilities	2,995,800
Net assets for 448,136,281 shares outstanding	$448,228,243
Net Assets Consist of:
Paid-in capital	$448,136,281
Total distributable earnings (loss)	91,962
Total Net Assets	$448,228,243
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$364,922,994 ÷ 364,847,489 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$48,914,890 ÷ 48,905,547 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$2,769,632 ÷ 2,769,059 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$31,620,727 ÷ 31,614,186 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Operations
Year Ended October 31, 2024

Investment Income:
Interest	$12,866,806
Expenses:
Investment adviser fee (Note 5)	1,081,475
Administrative fee (Note 5)	281,342
Custodian fees	12,872
Transfer agent fees	62,241
Directors’/Trustees’ fees (Note 5)	1,946
Auditing fees	24,477
Legal fees	11,065
Portfolio accounting fees	135,744
Distribution services fee (Note 5)	269,388
Other service fees (Notes 2 and 5)	169,686
Share registration costs	124,459
Printing and postage	23,378
Miscellaneous (Note 5)	8,375
TOTAL EXPENSES	2,206,448
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(596,136)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(146,333)
TOTAL WAIVERS AND REIMBURSEMENT	(742,469)
Net expenses	1,463,979
Net investment income	11,402,827
Net realized gain on investments	93,707
Change in net assets resulting from operations	$11,496,534
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

Year Ended October 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,402,827	$5,742,465
Net realized gain (loss)	93,707	(9,411)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,496,534	5,733,054
Distributions to Shareholders:
Wealth Shares	(9,496,600)	(4,376,273)
Service Shares	(1,099,984)	(711,808)
Cash II Shares	(81,291)	(156,699)
Cash Series Shares	(723,635)	(530,952)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,401,510)	(5,775,732)
Share Transactions:
Proceeds from sale of shares	836,921,867	526,001,209
Net asset value of shares issued to shareholders in payment of distributions declared	10,177,768	5,470,829
Cost of shares redeemed	(669,754,005)	(421,932,404)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	177,345,630	109,539,634
Change in net assets	177,440,654	109,496,956
Net Assets:
Beginning of period	270,787,589	161,290,633
End of period	$448,228,243	$270,787,589
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $742,469 is disclosed in various locations in this Note 2 and Note 5.
Annual Financial Statements and Additional Information
12

Transfer Agent Fees
For the year ended October 31, 2024, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Wealth Shares	$50,166
Service Shares	6,389
Cash II Shares	511
Cash Series Shares	5,175
TOTAL	$62,241
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2024, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$91,207	$(25,538)
Cash II Shares	7,264	—
Cash Series Shares	71,215	—
TOTAL	$169,686	$(25,538)
For the year ended October 31, 2024, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
13

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2024		Year Ended 10/31/2023
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	716,451,564	$716,451,564	387,812,621	$387,812,621
Shares issued to shareholders in payment of distributions declared	8,369,689	8,369,689	4,140,316	4,140,316
Shares redeemed	(566,874,458)	(566,874,458)	(300,612,464)	(300,612,464)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	157,946,795	$157,946,795	91,340,473	$91,340,473
	Year Ended 10/31/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	65,057,939	$65,057,939	83,195,520	$83,195,520
Shares issued to shareholders in payment of distributions declared	1,018,781	1,018,781	655,171	655,171
Shares redeemed	(52,468,680)	(52,468,680)	(62,227,178)	(62,227,178)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	13,608,040	$13,608,040	21,623,513	$21,623,513
	Year Ended 10/31/2024		Year Ended 10/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	2,712,196	$2,712,196	9,805,020	$9,805,020
Shares issued to shareholders in payment of distributions declared	79,787	79,787	150,454	150,454
Shares redeemed	(2,481,440)	(2,481,440)	(14,345,729)	(14,345,729)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	310,543	$310,543	(4,390,255)	$(4,390,255)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	52,700,168	$52,700,168	45,188,048	$45,188,048
Shares issued to shareholders in payment of distributions declared	709,511	709,511	524,888	524,888
Shares redeemed	(47,929,427)	(47,929,427)	(44,747,033)	(44,747,033)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	5,480,252	$5,480,252	965,903	$965,903
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	177,345,630	$177,345,630	109,539,634	$109,539,634
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2024 and 2023, was as follows:
	2024	2023
Tax-exempt income	$11,401,510	$5,739,491
Ordinary income	$—	$2,431
Long-term capital gains	$—	$33,810
As of October 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$7,666
Undistributed ordinary income	$83,821
Undistributed long-term capital gains	$475
TOTAL	$91,962
The Fund used capital loss carryforwards of $9,411 to offset capital gains realized during the year ended October 31, 2024.
Annual Financial Statements and Additional Information
14

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2024, the Adviser voluntarily waived $596,136 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$91,207	$(76,613)
Cash II Shares	7,264	(1,453)
Cash Series Shares	170,917	(42,729)
TOTAL	$269,388	$(120,795)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2024, FSC retained $23,795 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2024, FSSC received $1,971 and reimbursed $25,538 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Financial Statements and Additional Information
15

Interfund Transactions
During the year ended October 31, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $271,397,000 and $274,930,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2024, 58.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.7% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the year ended October 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. SUBSEQUENT EVENT
Effective January 1, 2025, the Fund’s annual investment advisory fee payable to the Adviser will decrease from 0.30% to 0.25% of the Fund’s average daily net assets.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2024, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Financial Statements and Additional Information
16

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes New York Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2024
Annual Financial Statements and Additional Information
17

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Money Market Obligations Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	268,762,580,601.685	5,055,966,796.446	0	N/A
Thomas R. Donahue	269,104,323,435.686	4,714,223,962.445	0	N/A
John G. Carson	269,538,745,772.598	4,279,801,625.533	0	N/A
G. Thomas Hough	269,097,808,347.349	4,720,739,050.782	0	N/A
Karen L. Larrimer	269,319,058,679.097	4,499,488,719.034	0	N/A
Max F. Miller	269,178,282,209.461	4,640,265,188.670	0	N/A
Frank J. Nasta	269,412,329,499.598	4,406,217,898.533	0	N/A
Thomas M. O’Neill	267,964,806,745.146	5,853,740,652.985	0	N/A
Madelyn A. Reilly	269,045,038,518.426	4,773,508,879.705	0	N/A
John S. Walsh	267,401,544,298.362	6,417,003,099.769	0	N/A
Annual Financial Statements and Additional Information
18

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes New York Municipal Cash Trust (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
19

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information
20

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
21

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
22

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
23

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes New York Municipal Cash Trust

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
29521 (12/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	Wealth | NISXX

Federated Hermes New York Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—98.6%
		New York—98.6%
$ 6,130,000		Albany, NY IDA (Renaissance Corp. of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 3.440%, 11/7/2024	$ 6,130,000
315,000		Albany, NY IDA (South Mall Towers Albany LP), (Series 2003A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.310%, 11/7/2024	315,000
3,524,260		Ardsley Village, NY BANs, 3.500%, 10/2/2025	3,535,225
6,000,000		Battery Park, NY City Authority, (Series 2019D) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.900%, 11/7/2024	6,000,000
2,850,000		Brocton, NY Central School District BANs, 3.750%, 6/26/2025	2,855,449
2,000,000		Build NYC Resource Corp. (Federation of Protestant Welfare Agencies, Inc.), (Series 2014) Weekly VRDNs, (TD Bank, N.A. LOC), 3.410%, 11/7/2024	2,000,000
6,092,802		Byron Bergen NY Central School District BANs, 4.100%, 6/13/2025	6,103,945
730,000		Chautauqua County, NY IDA (Jamestown Community College), (Series 2007A) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.350%, 11/7/2024	730,000
2,071,050		Cold Spring, NY BANs, 4.500%, 5/2/2025	2,075,811
2,475,000		Cornwall, NY, (Series A) BANs, 4.500%, 5/1/2025	2,483,027
10,400,000		Erie County, NY IDA (Ellicott Park Townhomes Community Partners LP), Mizuho 3a-7 (Series 2024-MIZ9170) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.340%, 11/7/2024	10,400,000
11,150,000		Erie County, NY IDA (OAHS Tonawanda TC LLC), Mizuho 3a-7 (Series 2023-MIZ9125) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	11,150,000
2,760,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corp.), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 3.270%, 11/7/2024	2,760,000
2,560,600		Evans, NY BANs, 4.250%, 5/15/2025	2,564,674
1,500,000		Farmington, NY BANs, 4.250%, 7/30/2025	1,502,127
3,500,000		Fillmore, NY Central School District BANs, 3.750%, 6/27/2025	3,506,677
1,500,000		Groton Village, NY BANs, 4.250%, 9/17/2025	1,503,785
5,590,000		Hempstead (town), NY IDA Multi-Family Housing (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.280%, 11/7/2024	5,590,000
4,000,000		Highlands, NY BANs, 4.750%, 11/21/2024	4,001,259
8,305,326		Hornell, NY BANs, 4.000%, 4/10/2025	8,315,848
1,665,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2022-ZL0352) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.270%, 11/7/2024	1,665,000
2,000,000		La Fargeville, NY CSD BANs, 4.500%, 7/11/2025	2,007,305
4,955,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-2a) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	4,955,000
5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2012A-2) Weekly VRDNs, (Bank of Montreal LOC), 3.220%, 11/7/2024	5,000,000
3,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2015 E-1) Daily VRDNs, (Barclays Bank PLC LOC), 4.000%, 11/1/2024	3,500,000
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2022-XM1004) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.360%, 11/7/2024	10,000,000
17,000,000		Metropolitan Transportation Authority, NY, (Series 2002D-2B) Daily VRDNs, (Truist Bank LOC), 4.050%, 11/1/2024	17,000,000
1,405,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.400%, 11/7/2024	1,405,000
3,415,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank, N.A. LOC), 3.350%, 11/7/2024	3,415,000
7,500,000		New York City Capital Resource Corp. (Wyhehotel LLC) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 3.460%, 11/7/2024	7,500,000
5,800,000		New York City Housing Development Corp. (2 Gold LLC), (Series 2006A: 2 Gold Street) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.220%, 11/6/2024	5,800,000
1,700,000		New York City Housing Development Corp., (Series L-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.270%, 11/7/2024	1,700,000
4,500,000		New York City Housing Development Corp., (Series L-2) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.250%, 11/7/2024	4,500,000
1,600,000		New York City Transitional Finance Authority Building Aid Revenue (New York City, NY Transitional Finance Authority), (2018 Subseries C-7) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	1,600,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 7,900,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 4.000%, 11/1/2024	$ 7,900,000
5,000,000		New York City, NY Municipal Water Finance Authority, (Series 2015BB-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.240%, 11/7/2024	5,000,000
6,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.210%, 11/7/2024	6,000,000
1,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	1,000,000
7,500,000		New York City, NY Transitional Finance Authority, (Fiscal 2025 Subseries C-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.200%, 11/7/2024	7,500,000
1,120,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 3.980%, 11/1/2024	1,120,000
4,675,000		New York City, NY Transitional Finance Authority, (Series 2023-MS0019), (Morgan Stanley Bank, N.A. LIQ), 3.390%, Optional Tender 11/21/2024	4,675,000
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.250%, 11/7/2024	500,000
4,000,000		New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (Series 2022-XF1420) Weekly VRDNs, (Bank of America N.A. LIQ), 3.270%, 11/7/2024	4,000,000
1,400,000		New York City, NY, (Fiscal 2012 Series A-4) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.220%, 11/7/2024	1,400,000
2,000,000		New York City, NY, (Fiscal 2018 Series E Subseries E-5) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	2,000,000
2,000,000		New York State Dormitory Authority (New York University), CP, 3.040%, Mandatory Tender 12/3/2024	2,000,000
10,500,000		New York State Dormitory Authority (New York University), CP, 3.100%, Mandatory Tender 11/13/2024	10,500,000
5,000,000		New York State Dormitory Authority (New York University), CP, 3.400%, Mandatory Tender 12/10/2024	5,000,000
10,000,000		New York State Dormitory Authority (Northwell Healthcare, Inc.), Tender Option Bond Trust Certificates (Series 2022-XF2994) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 3.390%, 11/7/2024	10,000,000
6,590,000		New York State Dormitory Authority (Royal Charter Properties-East, Inc.), (Series 2006A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.290%, 11/6/2024	6,590,000
9,000,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Subseries 2010A-2) Weekly VRDNs, (Bank of Nova Scotia LOC), 3.100%, 11/6/2024	9,000,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 3.300%, 11/6/2024	24,880,000
1,800,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.210%, 11/6/2024	1,800,000
2,440,000		New York State HFA (29 Flatbush Associates, LLC), (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.280%, 11/6/2024	2,440,000
400,000		New York State HFA (29 Flatbush Associates, LLC), (Series A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.280%, 11/6/2024	400,000
10,000,000		New York State HFA (316 Eleventh Avenue Housing), (2007 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.050%, 11/6/2024	10,000,000
1,550,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 3.150%, 11/6/2024	1,550,000
7,430,000		New York State HFA (330 West 39th Street), (2010 Series A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.400%, 11/6/2024	7,430,000
7,400,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 HIGH GRADE TRUST (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.590%, 11/7/2024	7,400,000
2,935,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.220%, 11/6/2024	2,935,000
10,000,000		New York State HFA (East 84th Street), (1995 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.370%, 11/6/2024	10,000,000
2,400,000		New York State HFA (Liberty Street Realty LLC), (Series 2003A) Weekly VRDNs, (Federal Home Loan Mortgage Corp. LOC), 3.290%, 11/6/2024	2,400,000
5,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 3.230%, Mandatory Tender 11/18/2024	5,000,000
5,000,000		New York State Thruway Authority - Personal Income Tax Revenue, Tender Option Bond Certificates (Series 2022-XM1076) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.270%, 11/7/2024	5,000,000
5,000,000		New York State Urban Development Corp. (New York State), MS 3a-7(Series 2023-MS0021), (Morgan Stanley Bank, N.A. LIQ), 3.390%, Mandatory Tender 11/14/2024	5,000,000
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 6,000,000
New York Transportation Development Corp. (JFK International Airport New Terminal One Project), Tender Option Bond
Certificates (Series 2024-XF3233) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ),
3.420%, 11/7/2024
			$ 6,000,000
7,500,000		New York Transportation Development Corp. (JFK International Airport New Terminal One Project), Tender Option Bond Certificates (Series 2024-XM1174) Weekly VRDNs, (Assured Guaranty, Inc. LOC)/(Barclays Bank PLC LIQ), 3.420%, 11/7/2024	7,500,000
1,125,000		New York, NY City Industrial Agency (Jamaica First Parking LLC), (Series 2004) Weekly VRDNs, (TD Bank, N.A. LOC), 3.270%, 11/7/2024	1,125,000
2,344,000		Newfane, NY Central School District, (Series A) BANs, 4.250%, 6/26/2025	2,347,805
10,000,000		Niagara County, NY IDA (OAHS Niagara Towers TC LLC), Mizuho 3a-7 (Series 2023-MIZ91280) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 11/7/2024	10,000,000
6,300,000		Niagara County, NY IDA (OAHS Urban Park TC LLC), Mizuho 3a-7 (Series 2023-MIZ9126) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.560%, 11/7/2024	6,300,000
1,330,000		Niagara Frontier Transportation Authority, (Series A), 5.000%, 4/1/2025	1,335,316
1,600,000		Norwich, NY City School District BANs, 4.250%, 6/26/2025	1,603,698
17,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.290%, 11/7/2024	17,000,000
3,335,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 3.440%, 11/7/2024	3,335,000
7,030,000		PIMCO New York Municipal Income Fund II, Putters 3a-7 (VMTP 5061) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/7/2024	7,030,000
5,675,000		Scio, NY Central School District BANs, 4.500%, 7/11/2025	5,690,398
4,000,000		Sherrill, NY City School District BANs, 4.250%, 6/26/2025	4,006,228
5,000,000		Sherrill, NY City School District RANs, 4.250%, 6/20/2025	5,007,594
1,795,842		Sleepy Hollow, NY BANs, 4.500%, 11/15/2024	1,796,212
1,080,635		Stony Point, NY BANs, 4.500%, 5/15/2025	1,084,359
5,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), Tender Option Bond Trust Receipts (Series 2023-ZF1682) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.270%, 11/7/2024	5,000,000
1,300,000		Triborough Bridge & Tunnel Authority, NY, (Series 2005A) Weekly VRDNs, (Barclays Bank PLC LOC), 3.220%, 11/7/2024	1,300,000
2,450,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2B) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 3.210%, 11/7/2024	2,450,000
2,630,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams-Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.350%, 11/7/2024	2,630,000
4,291,900		Vestal, NY BANs, 4.000%, 6/6/2025	4,298,024
1,000,000		Watertown, NY Enlarged City School District RANs, 4.000%, 10/10/2025	1,002,716
12,735,000		Westchester County, NY IDA (Levister Redevelopment Co. LLC/NY), BAML (3a-7) (Series 2024-BAML6025) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.240%, 11/1/2024	12,735,000
1,555,000		Westchester County, NY IDA (Westchester Arts Council, Inc.), (Series 2004) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.440%, 11/7/2024	1,555,000
5,840,000		Westchester County, NY Local Development Authority (Westchester County Healthcare Corp. Obligated Group), Tender Option Bond Certificates (Series 2023-XF3195) Weekly VRDNs, (Assured Guaranty, Inc. LOC)/(Barclays Bank PLC LIQ), 3.320%, 11/7/2024	5,840,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $441,962,482)	441,962,482
		MUNICIPAL BONDS—0.6%
		New York—0.6%
2,505,000		Keene, NY Central School District BANs, 4.000%, 11/14/2025 (IDENTIFIED COST $2,517,099)	2,517,099
		TOTAL INVESTMENT IN SECURITIES—99.2% (AT AMORTIZED COST)[2]	444,479,581
		OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	3,748,662
		TOTAL NET ASSETS—100%	$448,228,243
Annual Financial Statements and Additional Information
3

Securities that are subject to the federal alternative minimum tax (AMT) represent 21.8% of the Fund’s portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of October 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.032	0.029	0.006	0.000[2]	0.006
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.032	0.029	0.006	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.032)	(0.029)	(0.006)	(0.000)[2]	(0.006)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.032)	(0.029)	(0.006)	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.29%	2.97%	0.59%	0.01%	0.58%
Ratios to Average Net Assets:
Net expenses[4]	0.32%	0.32%	0.26%	0.21%	0.32%
Net investment income	3.25%	2.94%	0.58%	0.01%	0.64%
Expense waiver/reimbursement[5]	0.17%	0.26%	0.30%	0.34%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$364,923	$206,898	$115,589	$111,555	$179,225

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares, Cash II Shares and Cash Series Shares are presented separately.
Annual Financial Statements and Additional Information
5

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investment in securities, at amortized cost and fair value	$444,479,581
Cash	61,204
Income receivable	2,859,325
Receivable for shares sold	3,823,933
Total Assets	451,224,043
Liabilities:
Payable for investments purchased	2,517,099
Payable for shares redeemed	180,440
Income distribution payable	148,427
Payable for investment adviser fee (Note 5)	2,183
Payable for administrative fee (Note 5)	940
Payable for distribution services fee (Note 5)	13,828
Payable for other service fees (Notes 2 and 5)	16,272
Accrued expenses (Note 5)	116,611
Total Liabilities	2,995,800
Net assets for 448,136,281 shares outstanding	$448,228,243
Net Assets Consist of:
Paid-in capital	$448,136,281
Total distributable earnings (loss)	91,962
Total Net Assets	$448,228,243
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$364,922,994 ÷ 364,847,489 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$48,914,890 ÷ 48,905,547 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$2,769,632 ÷ 2,769,059 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$31,620,727 ÷ 31,614,186 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Operations
Year Ended October 31, 2024

Investment Income:
Interest	$12,866,806
Expenses:
Investment adviser fee (Note 5)	1,081,475
Administrative fee (Note 5)	281,342
Custodian fees	12,872
Transfer agent fees	62,241
Directors’/Trustees’ fees (Note 5)	1,946
Auditing fees	24,477
Legal fees	11,065
Portfolio accounting fees	135,744
Distribution services fee (Note 5)	269,388
Other service fees (Notes 2 and 5)	169,686
Share registration costs	124,459
Printing and postage	23,378
Miscellaneous (Note 5)	8,375
TOTAL EXPENSES	2,206,448
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(596,136)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(146,333)
TOTAL WAIVERS AND REIMBURSEMENT	(742,469)
Net expenses	1,463,979
Net investment income	11,402,827
Net realized gain on investments	93,707
Change in net assets resulting from operations	$11,496,534
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Changes in Net Assets

Year Ended October 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,402,827	$5,742,465
Net realized gain (loss)	93,707	(9,411)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,496,534	5,733,054
Distributions to Shareholders:
Wealth Shares	(9,496,600)	(4,376,273)
Service Shares	(1,099,984)	(711,808)
Cash II Shares	(81,291)	(156,699)
Cash Series Shares	(723,635)	(530,952)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,401,510)	(5,775,732)
Share Transactions:
Proceeds from sale of shares	836,921,867	526,001,209
Net asset value of shares issued to shareholders in payment of distributions declared	10,177,768	5,470,829
Cost of shares redeemed	(669,754,005)	(421,932,404)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	177,345,630	109,539,634
Change in net assets	177,440,654	109,496,956
Net Assets:
Beginning of period	270,787,589	161,290,633
End of period	$448,228,243	$270,787,589
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $742,469 is disclosed in various locations in this Note 2 and Note 5.
Annual Financial Statements and Additional Information
9

Transfer Agent Fees
For the year ended October 31, 2024, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Wealth Shares	$50,166
Service Shares	6,389
Cash II Shares	511
Cash Series Shares	5,175
TOTAL	$62,241
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2024, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$91,207	$(25,538)
Cash II Shares	7,264	—
Cash Series Shares	71,215	—
TOTAL	$169,686	$(25,538)
For the year ended October 31, 2024, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
10

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2024		Year Ended 10/31/2023
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	716,451,564	$716,451,564	387,812,621	$387,812,621
Shares issued to shareholders in payment of distributions declared	8,369,689	8,369,689	4,140,316	4,140,316
Shares redeemed	(566,874,458)	(566,874,458)	(300,612,464)	(300,612,464)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	157,946,795	$157,946,795	91,340,473	$91,340,473
	Year Ended 10/31/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	65,057,939	$65,057,939	83,195,520	$83,195,520
Shares issued to shareholders in payment of distributions declared	1,018,781	1,018,781	655,171	655,171
Shares redeemed	(52,468,680)	(52,468,680)	(62,227,178)	(62,227,178)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	13,608,040	$13,608,040	21,623,513	$21,623,513
	Year Ended 10/31/2024		Year Ended 10/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	2,712,196	$2,712,196	9,805,020	$9,805,020
Shares issued to shareholders in payment of distributions declared	79,787	79,787	150,454	150,454
Shares redeemed	(2,481,440)	(2,481,440)	(14,345,729)	(14,345,729)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	310,543	$310,543	(4,390,255)	$(4,390,255)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	52,700,168	$52,700,168	45,188,048	$45,188,048
Shares issued to shareholders in payment of distributions declared	709,511	709,511	524,888	524,888
Shares redeemed	(47,929,427)	(47,929,427)	(44,747,033)	(44,747,033)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	5,480,252	$5,480,252	965,903	$965,903
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	177,345,630	$177,345,630	109,539,634	$109,539,634
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2024 and 2023, was as follows:
	2024	2023
Tax-exempt income	$11,401,510	$5,739,491
Ordinary income	$—	$2,431
Long-term capital gains	$—	$33,810
As of October 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$7,666
Undistributed ordinary income	$83,821
Undistributed long-term capital gains	$475
TOTAL	$91,962
The Fund used capital loss carryforwards of $9,411 to offset capital gains realized during the year ended October 31, 2024.
Annual Financial Statements and Additional Information
11

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2024, the Adviser voluntarily waived $596,136 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$91,207	$(76,613)
Cash II Shares	7,264	(1,453)
Cash Series Shares	170,917	(42,729)
TOTAL	$269,388	$(120,795)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2024, FSC retained $23,795 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2024, FSSC received $1,971 and reimbursed $25,538 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended October 31, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $271,397,000 and $274,930,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2024, 58.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.7% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the year ended October 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. SUBSEQUENT EVENT
Effective January 1, 2025, the Fund’s annual investment advisory fee payable to the Adviser will decrease from 0.30% to 0.25% of the Fund’s average daily net assets.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2024, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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13

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes New York Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2024
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Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Money Market Obligations Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	268,762,580,601.685	5,055,966,796.446	0	N/A
Thomas R. Donahue	269,104,323,435.686	4,714,223,962.445	0	N/A
John G. Carson	269,538,745,772.598	4,279,801,625.533	0	N/A
G. Thomas Hough	269,097,808,347.349	4,720,739,050.782	0	N/A
Karen L. Larrimer	269,319,058,679.097	4,499,488,719.034	0	N/A
Max F. Miller	269,178,282,209.461	4,640,265,188.670	0	N/A
Frank J. Nasta	269,412,329,499.598	4,406,217,898.533	0	N/A
Thomas M. O’Neill	267,964,806,745.146	5,853,740,652.985	0	N/A
Madelyn A. Reilly	269,045,038,518.426	4,773,508,879.705	0	N/A
John S. Walsh	267,401,544,298.362	6,417,003,099.769	0	N/A
Annual Financial Statements and Additional Information
15

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes New York Municipal Cash Trust (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
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considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
20

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes New York Municipal Cash Trust

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
33956 (12/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes California Municipal Cash Trust: Not Applicable.

Federated Hermes Institutional Tax-Free Cash Trust: Not Applicable.

Federated Hermes New York Municipal Cash Trust: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes California Municipal Cash Trust: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Institutional Tax-Free Cash Trust: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes New York Municipal Cash Trust: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes California Municipal Cash Trust: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Tax-Free Cash Trust: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes New York Municipal Cash Trust: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes California Municipal Cash Trust: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Tax-Free Cash Trust: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes New York Municipal Cash Trust:The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  December 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024